                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21276
                                  ---------------------------------------------

                        J.P. Morgan Fleming Series Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             522 Fifth Avenue, New York,                       NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

      JPMorgan Funds Management, Inc., 522 Fifth Avenue, New York, NY 10036
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                        ------------------

Date of reporting period: January 1, 2004 through December 31, 2004
                         ------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

ANNUAL REPORT DECEMBER 31, 2004

JPMORGAN FUNDS

MULTI-MANAGER FUNDS

MULTI-MANAGER SMALL CAP GROWTH FUND
MULTI-MANAGER SMALL CAP VALUE FUND

[JPMORGAN ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                                             1

Fund Information:
   Multi-Manager Small Cap Growth Fund                                         3

   Multi-Manager SmallCap Value Fund                                           6

Portfolio of Investments                                                       9

Financial Statements                                                          35

Notes to Financial Statements                                                 38

Financial Highlights                                                          46

IMPORTANT FUND FAMILY UPDATE

As shareholders of the JPMorgan Funds, we hope you share our enthusiasm regarding our 'new' fund family resulting from the successful integration of the former JPMorgan Funds and One Group Funds, effective February 19, 2005. Over the next few weeks and months, you will be hearing more about our integration, and our newly combined fund family. As we continue to integrate the two organizations our dedication to our investors remains steadfast.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

JPMORGAN MULTI-MANAGER FUNDS

PRESIDENT'S LETTER                                              JANUARY 19, 2005

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Multi-Manager Small Cap Growth and Small Cap Value Funds. Inside, you'll find information detailing the performance of the Funds for the year ended December 31, 2004, along with a report from the Portfolio Managers.

YEAR-END RALLY BRINGS 2004 TO POSITIVE CLOSE

During 2004, the equity market achieved almost all of its gains in the final quarter. This was a year in which equities made nervous progress. After starting the year on a rising trend, and then retrenching during the spring and summer, equities climbed from October onwards in an exceptionally robust year-end rally. The broad-based S&P 500 Index rose by 9.2% in the quarter, lifting full-year 2004 gains to 10.9%.

At the beginning of the year a scenario of solid economic growth, accelerating corporate earnings and low inflation supported the market's progress. By spring, however, rising oil prices began to raise concerns that the economic recovery might not be sustained. In the summer, a patch of weak economic growth, a further rise in oil prices, and rising short-term interest rates stoked investors' fears. But in the fourth quarter, doubts were put aside as the oil price fell, the economy rebounded and the presidential election reached a clear conclusion.

SMALL CAP STOCKS OUTPERFORM

Small capitalization stocks were the best performers among U.S. equities, continuing a five-year pattern of outperformance. During 2004, the Russell 2000 Index rose 18.3%, rallying 14.1% in the fourth quarter alone. To an extent, this represents a reversion to the mean after small caps became extremely undervalued by comparison with large caps in the late 1990s. It is also true that small cap stocks have tended to outperform in the early stages of past economic recoveries.

OUTLOOK

We believe that the U.S. economy is on a firm footing entering 2005, as it evolves from recovery to expansion. The expansion, however, is unlikely to be smooth as companies continue to manage costs aggressively. In addition, we expect the Federal Open Market Committee to increase the fed funds target rate by at least another 1% in 2005 to keep inflation under control. Higher interest rates in the face of an uncertain economy could breed anxiety among investors for a good part of the year. But we expect that growth will remain solid overall and that equities will ultimately post gains. The best buying opportunities usually occur when most people are feeling doubtful about owning assets, and those opportunities will likely exist in 2005.

On behalf of all of us at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
AS OF DECEMBER 31, 2004

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Multi-Manager Small Cap Growth Fund, which seeks capital appreciation over the long-term from U.S. small capitalization growth stocks diversified across a multiple manager approach, returned 8.5% for the year ending December 31, 2004. This compares with a rise of 14.3% for its benchmark, the Russell 2000 Growth Index.

Q. WHY DID THE FUND PERFORM IN THIS WAY?
A: Lifted by a rising market, the Fund achieved a respectable absolute return for the year. It trailed the Russell 2000 Growth Index, however, due to weak stock selection by the underlying managers in the consumer discretionary, health care and producer durables sectors. Additionally, it suffered from being underweight in the materials sector in a year when cyclical areas such as this led the market.

Within the consumer discretionary sector, Alliance Gaming, a provider of state lottery machines, was a major detractor from performance. The stock fell more than 60% after Alliance warned it would miss earnings estimates due to lower revenue and a delay in the deployment of new lottery games. Corinthian Colleges was another poor performer, falling with the majority of post-secondary education providers after news of a Department of Education investigation into non-compliance with federal loan regulations regarding enrolment practices. The stock fell more than 30%.

Among other loss-making sectors, Odyssey Healthcare, a provider of hospice care, declined on news of a government inquiry into its billing practices. The stock fell by more than 50%. Two other significant detractors were August Technology and Asyst Technology, which both declined more than 40%.

From a positive perspective, the Fund was slightly overweight in the energy sector, which helped in a year when crude oil prices soared. Exploration and production companies such as Quicksilver Resource and Patina Oil and Gas contributed strongly to returns. Stock selection was positive in the financial services sector, with names such as Affiliated Managers and UCBH Holdings adding to returns.

Among the underlying managers, Seligman outperformed its benchmark and provided the highest absolute returns. UBS and State Street Research and Management Company both trailed their benchmarks.

Q: HOW WAS THE FUND MANAGED?
A: The Fund was weighted approximately equally across the three managers - Seligman, State Street Research and Management Company and UBS - throughout the year. But following BlackRock's announcement that it would acquire State Street, we are reducing the combined firm's weighting in the Fund. We are adding Oberweis Asset Management, a fourth manager, which invests in companies with market capitalizations of less than $1 billion demonstrating revenue and earnings growth of at least 30% per annum. The Fund was previously under-exposed to this area of the small cap market.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                 28.3%
Consumer Goods & Services                  18.8%
Health Services & Systems                  12.9%
Industrial Products & Services             11.2%
Pharmaceuticals                             8.4%
Finance & Insurance                         8.4%
Energy                                      5.1%
Telecommunications                          3.2%
Short-Term Investments                      2.2%
REITs                                       1.5%

TOP TEN EQUITY HOLDING OF THE PORTFOLIO

 1. UCBH HOLDINGS, INC. (1.7%)

 2. CACI INTERNATIONAL, INC., CLASS A (1.4%)

 3. RARE HOSPITALITY INTERNATIONAL, INC. (1.3%)

 4. RUBY TUESDAY, INC. (1.2%)

 5. MICROSEMI CORP. (1.2%)

 6. PEDIATRIX MEDICAL GROUP, INC. (1.2%)

 7. INAMED CORP. (1.1%)

 8. LANDSTAR SYSTEM, INC. (1.1%)

 9. COVANCE, INC. (1.0%)

10. COGNIZANT TECHNOLOGY SOLUTIONS CORP. (1.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 12.2% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($35,774 IN THOUSANDS). AS OF DECEMBER 31, 2004, THE FUND HELD 309 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                 SINCE INCEPTION
                                                    1 YEAR          (2/28/03)
Multi-Manager Small Cap Growth Fund                  8.48%            29.27%

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 12/31/04)

             JPMORGAN MULTI-MANAGER
             SMALL CAP GROWTH         RUSSELL 2000 GROWTH INDEX   LIPPER SMALL-CAP GROWTH INDEX
 2/28/2003           $    1,000,000              $    1,000,000                  $    1,000,000
 3/31/2003           $    1,015,000              $    1,015,100                  $    1,020,600
 4/30/2003           $    1,104,016              $    1,111,128                  $    1,104,902
 5/31/2003           $    1,194,986              $    1,236,353                  $    1,217,602
 6/30/2003           $    1,224,981              $    1,260,214                  $    1,258,878
 7/31/2003           $    1,282,922              $    1,355,486                  $    1,332,523
 8/31/2003           $    1,354,894              $    1,428,276                  $    1,403,146
 9/30/2003           $    1,309,912              $    1,392,141                  $    1,368,629
 0/31/2003           $    1,436,842              $    1,512,422                  $    1,492,627
11/30/2003           $    1,495,896              $    1,561,727                  $    1,532,331
12/31/2003           $    1,477,796              $    1,568,754                  $    1,534,476
 1/31/2004           $    1,537,351              $    1,651,114                  $    1,606,289
 2/28/2004           $    1,549,957              $    1,648,637                  $    1,600,185
 3/31/2004           $    1,564,527              $    1,656,386                  $    1,589,144
 4/30/2004           $    1,492,402              $    1,573,235                  $    1,511,435
 5/31/2004           $    1,502,849              $    1,604,543                  $    1,543,024
 6/30/2004           $    1,536,212              $    1,657,974                  $    1,587,000
 7/31/2004           $    1,402,562              $    1,509,088                  $    1,447,027
 8/31/2004           $    1,356,137              $    1,476,643                  $    1,400,143
 9/30/2004           $    1,412,281              $    1,558,301                  $    1,480,091
10/31/2004           $    1,460,016              $    1,596,168                  $    1,521,534
11/30/2004           $    1,541,631              $    1,731,044                  $    1,628,041
12/31/2004           $    1,603,230              $    1,793,188                  $    1,699,838

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 2/28/03.

The graph illustrates comparative performance for $1,000,000 invested in shares of the JPMorgan Multi-Manager Small Cap Growth Fund, Russell 2000 Growth Index, and Lipper Small-Cap Growth Funds Index from February 28, 2003 to December 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Multi-Manager Small Cap Value Fund, which seeks capital appreciation over the long term from U.S. small capitalization value stocks diversified across a multiple manager approach, returned 20.6% for the year ending December 31, 2004. This compares with a rise of 22.3% for its benchmark, the Russell 2000 Value Index.

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: Small cap value stocks achieved a substantial rally in 2004, and were the strongest performing area of the U.S. equity market. The Fund generated significant gains in sympathy with small cap value stocks. It trailed the benchmark by what was a small margin considering the magnitude of the market's appreciation, and the active investment approach of the underlying managers.

Stock selection in the consumer discretionary and consumer staples sectors was responsible for much of the underperformance. Being underweight in the materials and processing sector, one of the best performing sectors, also detracted.

Within consumer discretionary, Sports Authority, the sporting goods retailer, declined following reports that it was facing a slowdown in its core business, and that sales trends had not rebounded from earlier levels. The stock fell more than 30% over the year. Additionally, stock in Fred's, Inc., a discount retailer, declined by more than 25% on news of a slowdown in same store sales.

Within consumer staples, American Italian Pasta, the largest pasta maker in North America, declined by approximately 35% as the popularity of low carbohydrate diets hurt sales. Changing diet trends, rising fuel costs and mounting pension liabilities forced Interstate Bakeries, the largest U.S. wholesale baker, to file for bankruptcy protection. This caused the stock price to fall by almost 80%.

From a positive perspective, strong stock selection in the producer durable and technology sectors added to returns. In the producer durable sector, American Tower Systems, an operator of wireless and broadcast towers, and Paxar Corp., a producer of identification and tracking systems for inventory management, appreciated by approximately 70% and 65% respectively. Within technology, Flir Systems, a manufacturer of thermal imaging and broadcast camera systems, and Emulex, a software producer, also contributed positively, as they rose approximately 60% and 75% respectively for the year.

At a manager level, JPMorgan Fleming Asset Management and Earnest Partners outperformed their benchmarks, while ICM Asset Management trailed.

Q: HOW WAS THE FUND MANAGED?
A: The Fund was managed with an approximate 33% weighting to each of the three underlying managers.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                  20.4%
Finance & Insurance                        19.2%
Industrial Products & Services             18.5%
Technology                                 10.8%
Health Services & Systems                   7.1%
Energy                                      5.2%
REITs                                       5.2%
Utilities                                   4.5%
Pharmaceuticals                             3.8%
Short-Term Investments                      3.6%
Telecommunications                          1.7%

TOP TEN EQUITY HOLDING OF THE PORTFOLIO

 1. RAYMOND JAMES FINANCIAL, INC. (1.4%)

 2. FLIR SYSTEMS, INC. (1.3%)

 3. COOPER COMPANIES, INC. (1.2%)

 4. THE SHAW GROUP, INC. (1.2%)

 5. ACCREDO HEALTH, INC. (1.1%)

 6. PHILADELPHIA CONSOLIDATED HOLDING CORP. (1.1%)

 7. MEN'S WEARHOUSE, INC. (1.1%)

 8. PHARMACEUTICAL PRODUCT DEVELOPMENT, INC. (1.1%)

 9. HOVANIAN ENTERPRISES, INC., CLASS A (1.0%)

10. HARMAN INTERNATIONAL INDUSTRIES, INC. (1.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 11.5% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($44,748 IN THOUSANDS). AS OF DECEMBER 31, 2004, THE FUND HELD 651 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                 SINCE INCEPTION
                                                    1 YEAR          (2/28/03)
Multi-Manager Small Cap Value Fund                   20.61%           42.02%

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 12/31/04)

             JPMORGAN MULTI-MANAGER
             SMALL CAP VALUE           RUSSELL 2000 VALUE INDEX    LIPPER SMALL-CAP VALUE FUNDS INDEX
 2/28/2003           $    1,000,000              $    1,000,000                        $    1,000,000
 3/31/2003           $    1,005,000              $    1,010,700                        $    1,002,600
 4/30/2003           $    1,084,998              $    1,106,717                        $    1,092,433
 5/31/2003           $    1,199,031              $    1,219,712                        $    1,197,744
 6/30/2003           $    1,220,974              $    1,240,325                        $    1,231,400
 7/31/2003           $    1,278,970              $    1,302,218                        $    1,294,448
 8/31/2003           $    1,347,011              $    1,351,702                        $    1,358,135
 9/30/2003           $    1,332,059              $    1,336,157                        $    1,347,813
10/31/2003           $    1,459,004              $    1,445,054                        $    1,450,920
11/30/2003           $    1,519,991              $    1,500,544                        $    1,505,040
12/31/2003           $    1,580,182              $    1,554,864                        $    1,569,757
 1/31/2004           $    1,625,060              $    1,608,662                        $    1,616,692
 2/28/2004           $    1,652,686              $    1,639,870                        $    1,650,158
 3/31/2004           $    1,670,039              $    1,662,500                        $    1,663,194
 4/30/2004           $    1,608,748              $    1,576,549                        $    1,602,654
 5/31/2004           $    1,624,032              $    1,595,625                        $    1,613,552
 6/30/2004           $    1,693,540              $    1,676,683                        $    1,690,518
 7/31/2004           $    1,622,073              $    1,599,556                        $    1,618,671
 8/31/2004           $    1,606,825              $    1,615,231                        $    1,615,110
 9/30/2004           $    1,672,705              $    1,679,195                        $    1,680,845
10/31/2004           $    1,707,665              $    1,705,222                        $    1,699,334
11/30/2004           $    1,845,473              $    1,856,475                        $    1,841,739
12/31/2004           $    1,905,834              $    1,900,845                        $    1,893,860

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 2/28/03.

The graph illustrates comparative performance for $1,000,000 invested in shares of the JPMorgan Multi-Manager Small Cap Value Fund, Russell 2000 Value Index, and Lipper Small-Cap Value Funds Index from February 28, 2003 to December 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
Portfolio of Investments

As of December 31, 2004
(Amounts in thousands)

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- 98.9%

            COMMON STOCKS -- 98.0%
            Advertising -- 0.6%
      65    aQuantive, Inc. *                                         $      583
      17    Greenfield Online, Inc. *                                        374
      10    Lamar Advertising Co., Class A *                                 444
      22    Ventiv Health, Inc. *                                            445
                                                                      ----------
                                                                           1,846
            Aerospace -- 0.7%
      28    Engineered Support Systems, Inc.                               1,628
       9    MTC Technologies, Inc. *                                         304
                                                                      ----------
                                                                           1,932
            Airlines -- 0.5%
      39    JetBlue Airways Corp. *                                          908
      32    Pinnacle Airlines Corp. *                                        447
                                                                      ----------
                                                                           1,355
            Apparel -- 0.7%
       7    Deckers Outdoor *                                                312
      16    DHB Industries, Inc. *                                           307
      19    Phillips-Van Heusen Corp.                                        510
      37    The Warnaco Group, Inc. *                                        796
                                                                      ----------
                                                                           1,925
            Automotive -- 0.6%
      34    American Axle & Manufacturing Holdings, Inc.                   1,042
      22    Wabash National Corp. *                                          603
                                                                      ----------
                                                                           1,645
            Banking -- 4.1%
      56    East-West Bancorp, Inc.                                        2,370
      11    Harbor Florida Bancshares, Inc.                                  377
      36    Investors Financial Services Corp.                             1,774
       0^^  New York Community Bancorp, Inc.                                   0^^
      59    Southwest Bancorp of Texas, Inc.                               1,365
     112    UCBH Holdings, Inc.                                            5,128
      14    Wintrust Financial Corp.                                         779
                                                                      ----------
                                                                          11,793
            Biotechnology -- 3.6%
      14    Affymetrix, Inc. *                                               508
      32    Charles River Laboratories International, Inc. *               1,478
      55    Corgentech, Inc. *                                               457
      24    ICOS Corp. *                                                     690
      64    Incyte Corp. *                                                   643
      33    Integra LifeSciences Holdings Corp. *                          1,227
      11    Invitrogen Corp. *                                               765
      14    Lifecell Corp.                                                   144
      20    Martek Biosciences Corp. *                                     1,019
      50    Maxygen, Inc. *                                                  641
      73    Protein Design Labs, Inc. *                                    1,513
      18    SFBC International, Inc. *                                       699
      32    Telik, Inc. *                                                    603
      28    Third Wave Technologies, Inc. *                                  237
                                                                      ----------
                                                                          10,624

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Broadcasting/Cable -- 0.1%
      14    Salem Communications Corp., Class A *                     $      352

            Business Services -- 6.9%
      16    Advance America Cash Advance Centers, Inc. *                     376
      49    BearingPoint, Inc. *                                             394
       8    Charles River Associates, Inc. *                                 384
      13    Chemed Corp.                                                     884
      19    ChoicePoint, Inc. *                                              871
      70    Cognizant Technology Solutions Corp., Class A *                2,941
      58    DiamondCluster International, Inc., Class A *                    835
      58    Digital River, Inc. *                                          2,406
      17    Fair Isaac Corp.                                                 638
      26    Hewitt Associates, Inc., Class A *                               837
      21    Huron Consulting Group, Inc. *                                   477
      50    Korn/Ferry International *                                     1,040
      62    Labor Ready, Inc. *                                            1,046
      57    LECG Corp *                                                    1,071
      21    PRA International *                                              508
      50    Resources Connection, Inc. *                                   2,719
      19    Robert Half International, Inc.                                  554
      32    The Corporate Executive Board Co.                              2,135
                                                                      ----------
                                                                          20,116
            Chemicals -- 0.3%
     104    PolyOne Corp. *                                                  944

            Computer Networks -- 1.3%
      32    Avocent Corp. *                                                1,285
     108    Brocade Communications Systems, Inc. *                           829
      17    Factset Research Systems, Inc.                                   976
      53    Foundry Networks, Inc. *                                         703
                                                                      ----------
                                                                           3,793
            Computer Software -- 6.9%
      19    Altiris, Inc. *                                                  677
      35    Anteon International Corp. *                                   1,478
      60    CACI International, Inc., Class A *                            4,054
       5    Catapult Communications Corp.                                    115
      17    Cognos, Inc. (Canada) *                                          741
      32    DSP Group, Inc. *                                                719
     121    Epicor Software Corp. *                                        1,701
      43    FileNet Corp. *                                                1,111
      25    Hyperion Solutions Corp. *                                     1,146
      51    Informatica Corp. *                                              417
      59    Jack Henry & Associates, Inc.                                  1,184
      39    Magma Design Automation, Inc. *                                  484
      17    Merge Technologies, Inc. *                                       388
      51    Red Hat, Inc. *                                                  677
      72    RSA Security, Inc. *                                           1,434
      14    SafeNet, Inc. *                                                  500
      54    Secure Computing Corp. *                                         535
      27    SERENA Software, Inc. *                                          576
       2    The9 LTD (China), ADR *                                           54
      32    THQ, Inc. *                                                      729

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Computer Software -- Continued
      20    Ulticom, Inc. *                                           $      314
      20    Verint Systems, Inc. *                                           730
      35    Verisity LTD *                                                   284
                                                                      ----------
                                                                          20,048
            Computers/Computer Hardware -- 0.7%
      67    Dot Hill Systems Corp. *                                         528
      33    Mobility Electronics, Inc. *                                     282
      34    RadiSys Corp. *                                                  659
      12    Radvision LTD (Israel) *                                         162
      14    Synaptics, Inc. *                                                440
                                                                      ----------
                                                                           2,071
            Construction -- 1.7%
      14    Desarrolladora Homex S.A. de C.V. (Mexico), ADR *                319
      51    Dycom Industries, Inc. *                                       1,567
      11    EMCOR Group, Inc. *                                              501
      24    Hovnanian Enterprises, Inc., Class A *                         1,198
       2    NVR, Inc. *                                                    1,308
                                                                      ----------
                                                                           4,893
            Construction Materials -- 0.6%
      18    Beacon Roofing Supply, Inc. *                                    363
      13    Genlyte Group, Inc. *                                          1,131
       6    Trex Co., Inc. *                                                 299
                                                                      ----------
                                                                           1,793
            Consumer Products -- 0.5%
      22    TurboChef Technologies, Inc. *                                   498
      39    Wolverine World Wide, Inc.                                     1,222
                                                                      ----------
                                                                           1,720
            Consumer Services -- 1.3%
      67    Corinthian Colleges, Inc. *                                    1,260
      20    Corrections Corp of America *                                    796
      10    iPayment Holdings, Inc. *                                        515
      26    Laureate Education, Inc. *                                     1,138
                                                                      ----------
                                                                           3,709
            Distribution -- 0.5%
      26    Central European Distribution Corp. (Poland) *                   764
      24    Hughes Supply, Inc.                                              778
                                                                      ----------
                                                                           1,542
            Electronics/Electrical Equipment -- 2.4%
      31    Ametek, Inc.                                                   1,100
      53    Benchmark Electronics, Inc. *                                  1,804
      82    GrafTech International LTD *                                     779
      33    Photon Dynamics, Inc. *                                          801
      88    Symbol Technologies, Inc.                                      1,517
      75    TTM Technologies, Inc. *                                         880
                                                                      ----------
                                                                           6,881
            Engineering Services -- 0.7%
      29    Chicago Bridge & Iron Co., N.Y. Registered Shares
              (The Netherlands)                                            1,149
      20    Jacobs Engineering Group, Inc. *                                 962
                                                                      ----------
                                                                           2,111

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Entertainment/Leisure -- 2.0%
      23    Boyd Gaming Corp.                                         $      977
      14    DreamWorks Animation SKG, Inc., Class A *                        532
      32    GTECH Holdings Corp.                                             825
      46    Lions Gate Entertainment Corp. (Canada) *                        485
      42    Pinnacle Entertainment, Inc. *                                   837
      42    Station Casinos, Inc.                                          2,275
                                                                      ----------
                                                                           5,931
            Environmental Services -- 0.5%
      28    Metal Management, Inc.                                           747
      22    Waste Connections, Inc. *                                        758
                                                                      ----------
                                                                           1,505
            Financial Services -- 3.3%
      27    Affiliated Managers Group, Inc. *                              1,833
      28    BankUnited Financial Corp., Class A *                            895
      23    Calamos Asset Management, Inc., Class A *                        619
     105    CapitalSource, Inc. *                                          2,698
      83    Collegiate Funding Services LLC *                              1,165
      12    Eaton Vance Corp.                                                609
      22    Euronet Worldwide, Inc. *                                        562
      11    Portfolio Recovery Associates, Inc. *                            453
      15    The First Marblehead Corp. *                                     821
                                                                      ----------
                                                                           9,655
            Food/Beverage Products -- 1.2%
      27    Constellation Brands, Inc., Class A *                          1,242
      40    Cott Corp. (Canada) *                                            977
      14    Hansen Natural Corp. *                                           508
      16    The J.M. Smucker Co.                                             774
                                                                      ----------
                                                                           3,501
            Health Care/Health Care Services -- 13.0%
      40    Advanced Medical Optics, Inc. *                                1,641
      28    Advanced Neuromodulation Systems, Inc. *                       1,095
      11    American Healthways, Inc. *                                      357
      59    Animas Corp. *                                                   919
      26    Arrow International, Inc.                                        799
      62    Arthrocare Corp. *                                             1,985
       7    Beckman Coulter, Inc.                                            438
      10    Centene Corp. *                                                  285
      32    Community Health Systems, Inc. *                                 898
      14    Cooper Companies, Inc.                                           988
      77    Covance, Inc. *                                                2,963
      44    Cutera, Inc. *                                                   545
      14    Dade Behring Holdings, Inc. *                                    773
      39    DaVita, Inc. *                                                 1,545
       9    HealthExtras, Inc. *                                             142
      52    Inamed Corp. *                                                 3,307
       9    Kensey Nash Corp. *                                              316
      20    Kindred Healthcare, Inc. *                                       608
      13    Kyphon, Inc. *                                                   327
      27    LabOne, Inc. *                                                   851
       9    Laserscope *                                                     338
      58    LCA-Vision, Inc.                                               1,351

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Health Care/Health Care Services -- Continued
      20    LifePoint Hospitals, Inc. *                               $      689
      57    Odyssey Healthcare, Inc. *                                       780
      17    PacifiCare Health Systems *                                      934
      32    Patterson Companies, Inc. *                                    1,406
      53    Pediatrix Medical Group, Inc. *                                3,389
       9    ResMed, Inc. *                                                   460
       9    Respironics, Inc. *                                              465
      43    Select Medical Corp.                                             764
      37    Symbion, Inc. *                                                  806
      62    United Surgical Partners International, Inc. *                 2,594
     102    VCA Antech, Inc. *                                             1,999
      23    WellChoice, Inc. *                                             1,252
                                                                      ----------
                                                                          38,009
            Internet Services/Software -- 2.4%
     105    Agile Software Corp. *                                           858
      20    Arbinet-thexchange, Inc. *                                       496
      29    Ask Jeeves, Inc. *                                               773
      13    Audible, Inc.                                                    326
      22    China Finance Online Co., LTD (China), ADR *                     244
       9    CTRIP.COM International (China), ADR *                           428
      15    eLong, Inc. (China), ADR *                                       283
      13    eResearch Technology, Inc. *                                     201
     106    Harris Interactive, Inc. *                                       840
      29    Monster Worldwide, Inc. *                                        990
      25    Rightnow Technologies, Inc. *                                    396
     100    Sapient Corp. *                                                  793
       7    Sohu.com, Inc. (China) *                                         131
      27    Valueclick, Inc. *                                               363
                                                                      ----------
                                                                           7,122
            Investment Company -- 0.2%
      46    Apollo Investment Corp. *                                        691

            Machinery & Engineering Equipment -- 1.9%
      21    Bucyrus International, Inc., Class A                             841
      71    Cognex Corp.                                                   1,987
      31    Graco, Inc.                                                    1,150
      16    The Middleby Corp.                                               817
      25    UNOVA, Inc. *                                                    624
                                                                      ----------
                                                                           5,419
            Manufacturing -- 2.1%
       7    A.S.V., Inc. *                                                   342
      21    Briggs & Stratton Corp.                                          858
      33    Ceradyne, Inc. *                                               1,873
      16    Clarcor, Inc.                                                    865
      20    ESCO Technologies, Inc. *                                      1,564
      15    Lincoln Electric Holdings, Inc.                                  516
                                                                      ----------
                                                                           6,018
            Multi-Media -- 0.5%
      90    Cumulus Media, Inc., Class A *                                 1,352

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Oil & Gas -- 5.2%
      21    Bill Barrett Corp. *                                      $      675
      14    Cabot Oil & Gas Corp.                                            633
      41    Carrizo Oil & Gas *                                              462
      33    Grant Prideco, Inc. *                                            658
      26    National-Oilwell, Inc. *                                         924
     187    Newpark Resources, Inc. *                                        965
      55    Patina Oil & Gas Corp.                                         2,078
      90    Patterson-UTI Energy, Inc.                                     1,745
       5    Petroleum Development Corp. *                                    174
      38    Pride International, Inc. *                                      776
      66    Quicksilver Resources, Inc. *                                  2,438
      52    Tetra Technologies, Inc. *                                     1,469
      44    Tidewater, Inc.                                                1,553
      11    Veritas DGC, Inc. *                                              239
      11    Whiting Petroleum Corp. *                                        325
                                                                      ----------
                                                                          15,114
            Pharmaceuticals -- 4.9%
       6    Able Laboratories, Inc. *                                        131
      39    Alkermes, Inc. *                                                 555
      19    Amylin Pharmaceuticals, Inc. *                                   437
      22    Anika Therapeutics *                                             197
      15    Bone Care International, Inc. *                                  409
      17    Connetics Corp. *                                                403
      35    Eon Labs, Inc. *                                                 948
      15    Eyetech Pharmaceuticals, Inc. *                                  660
      62    First Horizon Pharmaceutical Corp. *                           1,420
      33    Inkine Pharmaceutical Company, Inc. *                            177
      52    Isis Pharmaceuticals, Inc. *                                     304
      48    IVAX Corp. *                                                     756
       8    Kos Pharmaceuticals, Inc. *                                      305
      45    Medicines Co. *                                                1,287
      11    Medicis Pharmaceutical Corp., Class A                            391
      43    MGI Pharma, Inc. *                                             1,210
      27    Nabi Biopharmaceuticals *                                        393
      15    Neurocrine Biosciences, Inc. *                                   749
      25    NPS Pharmaceuticals, Inc. *                                      464
      36    Penwest Pharmaceuticals Co. *                                    425
       7    Salix Pharmaceuticals, Inc. *                                    127
      18    Taro Pharmaceutical Industries LTD (Israel) *                    626
       8    United Therapeutics Corp. *                                      348
       8    Usna Health Sciences, Inc. *                                     280
      33    Vicuron Pharmaceuticals, Inc. *                                  581
      25    Zymogenetics, Inc. *                                             577
                                                                      ----------
                                                                          14,160
            Real Estate -- 0.0% ^
       5    Housevalues, Inc. *                                               69

            Real Estate Investment Trust -- 1.5%
      13    American Financial Realty Trust                                  215
      38    BioMed Realty Trust, Inc.                                        844
       9    Government Properties Trust, Inc.                                 92
      18    Highland Hospitality Corp.                                       197

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Real Estate Investment Trust -- Continued
      24    The Mills Corp.                                           $    1,517
      54    Ventas, Inc.                                                   1,472
                                                                      ----------
                                                                           4,337
            Restaurants/Food Services -- 4.5%
      28    Applebee's International, Inc.                                   728
      22    Brinker International, Inc. *                                    777
     100    CKE Restaurants, Inc. *                                        1,450
      17    P.F. Chang's China Bistro, Inc. *                                964
      24    Panera Bread Co., Class A *                                      972
     119    Rare Hospitality International, Inc. *                         3,792
     137    Ruby Tuesday, Inc.                                             3,583
      29    Texas Roadhouse, Inc., Class A *                                 851
                                                                      ----------
                                                                          13,117
            Retailing -- 5.6%
      48    Aaron Rents, Inc.                                              1,208
      16    Advanced Auto Parts, Inc. *                                      692
      92    Aeropostale, Inc. *                                            2,696
      24    AnnTaylor Stores Corp. *                                         517
      16    Build-A-Bear Workshop, Inc. *                                    557
      59    Chico's FAS, Inc. *                                            2,673
      22    Dollar Tree Stores, Inc. *                                       641
      37    Electronics Boutique Holdings Corp. *                          1,602
      30    Guitar Center, Inc. *                                          1,565
      30    Michaels Stores, Inc.                                            902
      44    Pacific Sunwear of California, Inc. *                            968
      43    PETCO Animal Supplies, Inc. *                                  1,706
      16    Ross Stores, Inc.                                                468
                                                                      ----------
                                                                          16,195
            Retailing - Food & Staples -- 0.5%
      22    BJ's Wholesale Club, Inc. *                                      644
      26    Performance Food Group Co. *                                     686
                                                                      ----------
                                                                           1,330
            Semi-Conductors -- 6.5%
      31    Actel Corp. *                                                    544
      22    ATMI, Inc. *                                                     493
      34    August Technology Corp. *                                        360
      19    Cree, Inc. *                                                     741
      53    Cymer, Inc. *                                                  1,575
      46    Exar Corp. *                                                     656
      66    Helix Technology Corp.                                         1,144
      31    International Rectifier Corp. *                                1,399
      17    Lam Research Corp. *                                             505
      17    M-Systems Flash Disk Pioneers LTD (Israel) *                     335
     203    Microsemi Corp. *                                              3,533
      30    NVIDIA Corp. *                                                   702
      43    O2Micro International LTD (Cayman Islands) *                     495
       4    Portalplayer, Inc. *                                             101
      62    Power Integrations, Inc. *                                     1,232
      25    Powersdsine LTD (Israel) *                                       346
      37    Rudolph Technologies, Inc. *                                     630
       9    SigmaTel, Inc. *                                                 334

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Semi-Conductors -- Continued
     145    Silicon Image, Inc. *                                     $    2,382
      19    Standard Microsystems Corp. *                                    333
      26    Tessera Technologies, Inc. *                                     960
      12    Veeco Instruments, Inc. *                                        259
                                                                      ----------
                                                                          19,059
            Shipping/Transportation -- 0.6%
      27    UTI Worldwide, Inc. (Virgin Islands)                           1,818

            Steel -- 0.4%
      28    Steel Dynamics, Inc.                                           1,045

            Telecommunications -- 3.3%
     111    Aeroflex, Inc. *                                               1,349
      22    Alvarion LTD (Israel) *                                          289
      90    American Tower Corp., Class A *                                1,653
      10    Applied Signal Technology, Inc.                                  351
      27    Callwave, Inc. *                                                 415
      22    Ixia *                                                           361
      59    Nextel Partners, Inc., Class A *                               1,144
      17    Sierra Wireless, Inc. (Canada) *                                 302
      90    SpectraLink Corp.                                              1,282
      20    Spectrasite, Inc. *                                            1,146
      42    Tekelec *                                                        863
      13    Viasat, Inc. *                                                   314
                                                                      ----------
                                                                           9,469
            Telecommunications Equipment -- 1.4%
      21    AudioCodes LTD (Israel) *                                        341
      32    C-COR.net Corp. *                                                299
      50    Comverse Technology, Inc. *                                    1,223
      33    Ditech Communications Corp. *                                    492
      76    Polycom, Inc. *                                                1,765
                                                                      ----------
                                                                           4,120
            Transportation -- 1.8%
      47    EGL, Inc. *                                                    1,393
      19    JB Hunt Transport Services, Inc.                                 851
      42    Landstar System, Inc. *                                        3,084
                                                                      ----------
                                                                           5,328
            --------------------------------------------------------------------
            Total Common Stocks                                          285,457
            (Cost $232,998)
            --------------------------------------------------------------------
            INVESTMENT COMPANY -- 0.9%
      20    iShares Russell 2000 Index Fund                                2,616
            (Cost $2,600)
--------------------------------------------------------------------------------
            Total Long-Term Investments -- 98.9%                         288,073
            (Cost $235,598)
--------------------------------------------------------------------------------

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Short-Term Investment -- 2.2%

            MONEY MARKET FUND -- 2.2%
   6,321    JPMorgan Prime Money Market Fund (a)                      $    6,321
            (Cost $6,321)
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 101.1%                               $  294,394
            (COST $241,919)

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1)%               (3,250)
--------------------------------------------------------------------------------
            NET ASSETS -- 100.0%                                      $  291,144
--------------------------------------------------------------------------------

           Percentages indicated are based on net assets of $291,144.

                       See notes to financial statements.

JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND
Portfolio of Investments

As of December 31, 2004
(Amounts in thousands)

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- 96.8%

            COMMON STOCKS -- 94.8%
            Advertising -- 0.1%
       7    aQuantive, Inc. *                                         $       63
       4    R.H. Donnelley Corp. *                                           243
                                                                      ----------
                                                                             306
            Aerospace -- 1.4%
       7    AAR Corp. *@                                                      94
      18    Aviall, Inc. *                                                   407
       7    Curtiss-Wright Corp.                                             419
       0^^  Ducommun, Inc. *                                                   6
      11    Esterline Technologies Corp. *                                   346
      36    Goodrich Corp.                                                 1,162
       5    HEICO Corp.                                                      120
      13    Kaman Corp., Class A                                             168
      54    Moog, Inc., Class A *                                          2,442
       9    Orbital Sciences Corp. *                                         101
       4    Triumph Group, Inc. *                                            162
                                                                      ----------
                                                                           5,427
            Agricultural Production/Services -- 0.0%^
       9    DIMON, Inc.                                                       63

            Airlines -- 0.3%
       8    Alaska Air Group, Inc. *                                         271
       9    Continental Airlines, Inc., Class B *                            126
      28    ExpressJet Holdings, Inc. *                                      358
       9    Northwest Airlines Corp. *                                        96
      22    SkyWest, Inc.                                                    446
                                                                      ----------
                                                                           1,297
            Apparel -- 1.9%
      10    Kellwood Co.                                                     352
       5    Kenneth Cole Productions, Inc., Class A                          154
     109    Phillips-Van Heusen Corp.                                      2,946
       7    Quiksilver, Inc. *                                               209
     181    Russell Corp.                                                  3,524
       9    Tommy Hilfiger Corp. (Hong Kong) *                               100
                                                                      ----------
                                                                           7,285
            Appliances & Household Durables -- 0.1%
       7    Applica, Inc. *                                                   43
       0^^  Furniture Brands International, Inc.                              10
      23    Jacuzzi Brands, Inc. *                                           200
                                                                      ----------
                                                                             253
            Automotive -- 1.2%
      10    Aftermarket Technology Corp. *                                   164
       4    American Axle & Manufacturing Holdings, Inc.                     126
      15    Hayes Lemmerz International, Inc. *                              128
       4    Keystone Automotive Industries, Inc. *                            84
      10    Lithia Motors, Inc., Class A                                     276
      12    Oshkosh Truck Corp.                                              807
       3    Sonic Automotive, Inc.                                            62
       4    Superior Industries International, Inc.                          119
      29    Tenneco Automotive, Inc. *                                       491

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
    Long-Term Investments -- Continued

            Automotive -- Continued
      24    Tower Automotive, Inc. *                                  $       57
      46    Visteon Corp.                                                    449
      45    Winnebago Industries, Inc.                                     1,758
                                                                      ----------
                                                                           4,521
            Banking -- 5.6%
       4    ABC Bancorp                                                       74
       5    Amcore Financial, Inc.                                           148
       3    AmericanWest Bancorp *                                            57
      24    Astoria Financial Corp.                                          947
       1    Bancfirst Corp.                                                   39
       1    Bank of the Ozarks, Inc.                                          20
      20    BankAtlantic Bancorp, Inc., Class A                              390
       2    Banner Corp.                                                      62
     170    Brookline Bancorp, Inc.                                        2,770
       1    Capital Corp of the West                                          38
       4    Capitol Bancorp LTD                                              144
       4    Cathay General Bancorp                                           165
       6    Central Pacific Financial Corp.                                  224
      10    Chemical Financial Corp.                                         446
       2    City Holding Co.                                                  58
       4    Columbia Banking Systems, Inc.                                   106
       1    Commercial Capital Bancorp, Inc.                                  20
      64    Commercial Federal Corp.                                       1,887
      14    Community Bank System, Inc.                                      407
       4    Community Trust Bancorp, Inc.                                    135
      16    Corus Bankshares, Inc.                                           773
      11    Cullen/Frost Bankers, Inc.                                       520
      10    Dime Community Bancshares                                        175
       8    EuroBancshares, Inc. (Puerto Rico) *                             176
       0^^  Financial Institutions, Inc.                                       2
       0^^  First Citizens BancShares, Inc., Class A                          15
       3    First Financial Holdings, Inc.                                    85
       7    First Niagara Financial Group, Inc.                               95
       1    First Oak Brook Bancshares, Inc.                                  29
       7    First Republic Bank                                              366
       5    FirstFed Financial Corp. *                                       254
      10    Flagstar Bancorp, Inc.                                           231
      27    Gold Banc Corp., Inc.                                            387
       1    Great Southern Bancorp, Inc.                                      21
      13    Greater Bay Bancorp                                              351
      22    Hanmi Financial Corp.                                            783
       5    Hibernia Corp., Class A                                          145
      21    Hudson River Bancorp                                             420
      12    IBERIABANK Corp.                                                 776
      12    Independent Bank Corp. - Massachusetts                           412
      13    Independent Bank Corp. - Michigan                                385
      15    Irwin Financial Corp.                                            417
       0^^  Lakeland Financial Corp.                                           4
       9    MAF Bancorp, Inc.                                                399
       0^^  MainSource Financial Group, Inc.                                  12
       3    MB Financial, Inc.                                               105
       3    MBT Financial Corp.                                               72

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
    Long-Term Investments -- Continued

            Banking -- Continued
       4    Mercantile Bank Corp.                                     $      173
      10    Mid-State Bancshares                                             292
       0^^  Nara Bancorp, Inc.                                                 9
       0^^  Old Second Bancorp, Inc.                                           6
       9    Oriental Financial Group, Inc. (Puerto Rico)                     255
       7    Partners Trust Financial Group, Inc.                              78
       0^^  Peoples Bancorp, Inc.                                             12
       6    Prosperity Bancshares, Inc.                                      164
       8    Provident Bankshares Corp.                                       280
      14    R&G Financial Corp. (Puerto Rico), Class B                       535
      36    Republic Bancorp, Inc.                                           544
       1    Republic Bancorp, Inc., Class A                                   32
       0^^  Royal Bancshares of Pennsylvania, Class A                          8
       0^^  SCBT Financial Corp.                                              14
       4    Silicon Valley Bancshares *                                      184
       4    Simmons First National Corp., Class A                            122
       4    Southside Bancshares, Inc.                                        80
       0^^  Southwest Bancorp, Inc.                                            5
       5    State Financial Services Corp., Class A                          147
       7    Sterling Financial Corp. - Pennsylvania                          206
      19    Sterling Financial Corp. - Washington *                          739
       4    Summit Bancshares, Inc.                                          158
       2    Sun Bancorp, Inc. *                                               54
       5    Taylor Capital Group, Inc.                                       161
      17    The Colonial BancGroup, Inc.                                     363
       7    TierOne Corp.                                                    184
       3    TriCo Bancshares                                                  77
       5    Umpqua Holdings Corp.                                            129
      10    United Bankshares, Inc.                                          393
      17    W Holding Co., Inc. (Puerto Rico)                                385
      23    West Coast Bancorp                                               582
       1    Western Sierra Bancorp *                                          54
                                                                      ----------
                                                                          21,972

            Biotechnology -- 2.6%
       0^^  Alexion Pharmaceuticals, Inc. *                                    8
       7    Applera Corp. - Celera Genomics Group *                          102
       4    Bio-Rad Laboratories, Inc., Class A *                            212
     119    Cambrex Corp.                                                  3,222
       3    Cell Genesys, Inc. *                                              28
      10    Cytokinetics, Inc. *                                             103
      50    Genelabs Technologies *                                           60
      12    Human Genome Sciences, Inc. *                                    145
     100    Pharmaceutical Product Development, Inc. *                     4,125
      83    Serologicals Corp. *                                           1,838
       8    Telik, Inc. *                                                    160
                                                                      ----------
                                                                          10,003

            Broadcasting/Cable -- 0.3%
      51    Charter Communications, Inc., Class A *                          113
      41    Mediacom Communications Corp., Class A *                         254
       0^^  Pulitzer, Inc.                                                    26
     103    Sinclair Broadcast Group, Inc., Class A                          951
                                                                      ----------
                                                                           1,344

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
    Long-Term Investments -- Continued

            Business Services -- 1.9%
      79    Administaff, Inc. *                                       $      995
       1    Banta Corp.                                                       58
      13    Century Business Services, Inc. *                                 57
       0^^  Charles River Associates, Inc. *                                  19
       4    Clark, Inc. *                                                     56
       0^^  Consolidated Graphics, Inc. *                                     18
     224    Convergys Corp. *                                              3,350
      12    Dollar Thrifty Automotive Group, Inc. *                          353
      14    Gartner, Inc., Class A *                                         176
       2    infoUSA, Inc. *                                                   22
      42    Kelly Services, Inc., Class A                                  1,280
       1    MAXIMUS, Inc. *                                                   40
       9    Metris Companies, Inc. *                                         110
       2    NCO Group, Inc. *                                                 62
       5    Parexel International Corp. *                                    102
       4    PDI, Inc. *                                                       96
      24    Spherion Corp. *                                                 202
      18    TeleTech Holdings, Inc. *                                        170
       9    Tyler Technologies, Inc. *                                        74
       0^^  Vertrue, Inc. *                                                   15
       0^^  Volt Information Sciences, Inc. *                                 12
                                                                      ----------
                                                                           7,267

            Chemicals -- 2.6%
      13    Crompton Corp.                                                   149
      12    Cytec Industries, Inc.                                           627
      27    Engelhard Corp.                                                  827
      11    FMC Corp. *                                                      536
      16    Georgia Gulf Corp.                                               817
      12    HB Fuller Co.                                                    354
      31    Hercules, Inc. *                                                 453
       0^^  Kronos Worldwide, Inc.                                             7
       4    Lyondell Chemical Co.                                            104
       5    Minerals Technologies, Inc.                                      320
       9    NewMarket Corp. *                                                183
       8    Octel Corp. (United Kingdom)                                     162
       3    OM Group, Inc. *                                                  84
      68    PolyOne Corp. *                                                  616
     156    RPM International, Inc.                                        3,074
       7    Valhi, Inc.                                                      116
      25    Valspar Corp.                                                  1,265
      31    W.R. Grace & Co. *                                               421
      16    Wellman, Inc.                                                    167
                                                                      ----------
                                                                          10,282

            Computer Networks -- 0.2%
      31    Adaptec, Inc. *                                                  231
       6    Anixter International, Inc.                                      220
       4    Black Box Corp.                                                  197
      25    McDATA Corp., Class A *                                          150
                                                                      ----------
                                                                             798

            Computer Software -- 2.2%
       3    CACI International, Inc., Class A *                              177
     176    Cadence Design Systems, Inc. *                                 2,424

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
    Long-Term Investments -- Continued

            Computer Software -- Continued
      16    Ciber, Inc. *                                             $      157
       6    Computer Programs & Systems, Inc.                                130
       6    DSP Group, Inc. *                                                130
       5    E.piphany, Inc. *                                                 24
      49    Global Payments, Inc.                                          2,873
       0^^  Hyperion Solutions Corp. *                                         5
       2    Intergraph Corp. *                                                65
       0^^  Magma Design Automation, Inc. *                                    5
       4    ManTech International Corp., Class A *                           104
       6    Manugistics Group, Inc. *                                         18
       5    NetIQ Corp. *                                                     65
      39    Parametric Technology Corp. *                                    228
      13    Per-Se Technologies, Inc. *                                      199
      19    Perot Systems Corp., Class A *                                   308
       7    Progress Software Corp. *                                        154
       5    SafeNet, Inc. *                                                  185
      64    Sybase, Inc. *                                                 1,281
       1    SYNNEX Corp. *                                                    31
                                                                      ----------
                                                                           8,563

            Computers/Computer Hardware -- 1.5%
      16    Agilysys, Inc.                                                   274
     153    Dot Hill Systems Corp. *                                       1,201
       6    Electronics for Imaging, Inc. *                                  106
     167    Emulex Corp. *                                                 2,814
      29    Gateway, Inc. *                                                  174
      10    Hutchinson Technology, Inc. *                                    346
      10    Imagistics International, Inc. *                                 343
       4    Komag, Inc. *                                                     66
       9    PalmOne, Inc. *                                                  293
      29    Quantum Corp. *                                                   76
       5    RadiSys Corp. *                                                   90
      57    Silicon Graphics, Inc. *                                          99
       9    Sykes Enterprises, Inc. *                                         59
                                                                      ----------
                                                                           5,941

            Construction -- 3.0%
      11    Apogee Enterprises, Inc.                                         143
       3    Beazer Homes USA, Inc.                                           366
       1    Dycom Industries, Inc. *                                          37
       1    EMCOR Group, Inc. *                                               63
      81    Hovnanian Enterprises, Inc., Class A *                         3,992
       7    Levitt Corp., Class A                                            201
      32    Meritage Corp. *                                               3,584
      41    Standard-Pacific Corp.                                         2,655
      16    WCI Communities, Inc. *                                          482
                                                                      ----------
                                                                          11,523

            Construction Materials -- 0.5%
       4    Ameron International Corp.                                       133
       0^^  Eagle Materials, Inc.                                             26
       1    Genlyte Group, Inc. *                                            120
       4    NCI Building Systems, Inc. *                                     161
       7    Texas Industries, Inc.                                           437

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
    Long-Term Investments -- Continued

            Construction Materials -- Continued
      14    Universal Forest Products, Inc.                           $      611
      15    USG Corp. *                                                      600
                                                                      ----------
                                                                           2,088

            Consumer Products -- 2.9%
      19    American Greetings Corp., Class A                                477
      79    Chattem, Inc. *                                                2,624
       0^^  CSS Industries, Inc.                                               5
       4    Department 56, Inc. *                                             62
      30    Harman International Industries, Inc.                          3,860
      10    Kimball International, Class B                                   153
      12    Playtex Products, Inc. *                                          92
      18    Revlon, Inc., Class A *                                           42
      30    The Scotts Co., Class A *                                      2,213
       6    Toro Co.                                                         472
      13    Tupperware Corp.                                                 267
      21    Universal Corp.                                                1,005
       3    Water Pik Technologies, Inc. *                                    53
                                                                      ----------
                                                                          11,325

            Consumer Services -- 1.6%
       8    Alderwoods Group, Inc. (Canada) *                                 88
       4    Arbitron, Inc. *                                                 161
      37    Regis Corp.                                                    1,691
      16    Rent-Way, Inc. *                                                 126
      84    Stewart Enterprises, Inc., Class A *                             588
       9    The GEO Group, Inc. *                                            245
     182    United Rentals, Inc. *                                         3,447
                                                                      ----------
                                                                           6,346

            Distribution -- 0.7%
       5    Building Material Holding Corp.                                  199
      67    Watsco, Inc.                                                   2,356
                                                                      ----------
                                                                           2,555

            Electronics/Electrical Equipment -- 3.9%
       5    Analogic Corp.                                                   228
       5    Bel Fuse, Inc., Class B                                          152
       9    Benchmark Electronics, Inc. *                                    319
     126    Checkpoint Systems, Inc. *                                     2,269
      14    CTS Corp.                                                        190
       4    Electro Scientific Industries, Inc. *                             85
       9    Encore Wire Corp. *                                              120
      81    Flir Systems, Inc. *                                           5,149
      10    Integrated Electrical Services, Inc. *                            50
       4    MTS Systems Corp.                                                142
      72    Paxar Corp. *                                                  1,585
      11    Rayovac Corp. *                                                  342
      51    Sanmina-SCI Corp. *                                              432
      10    Stoneridge, Inc. *                                               153
     120    Symbol Technologies, Inc.                                      2,068
       6    Sypris Solutions, Inc.                                            84
       1    Trimble Navigation LTD *                                          30
       4    TTM Technologies, Inc. *                                          47

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Electronics/Electrical Equipment -- Continued
      99    Vishay Intertechnology, Inc. *                            $    1,481
       7    Watts Water Technologies, Inc., Class A                          226
                                                                      ----------
                                                                          15,152

            Engineering Services -- 0.1%
       6    URS Corp. *                                                      177
       7    Washington Group International, Inc. *                           297
                                                                      ----------
                                                                             474

            Entertainment/Leisure -- 1.8%
       6    Ameristar Casinos, Inc.                                          237
       5    Argosy Gaming Co. *                                              215
      17    Aztar Corp. *                                                    580
       5    Boyd Gaming Corp.                                                200
      24    Callaway Golf Co.                                                327
       4    Isle of Capri Casinos, Inc. *                                    113
     172    K2, Inc. *                                                     2,736
       7    Navigant International, Inc. *                                    86
      13    Six Flags, Inc. *                                                 69
      70    WMS Industries, Inc. *                                         2,358
                                                                      ----------
                                                                           6,921

            Environmental Services -- 0.2%
       6    Mine Safety Appliances Co.                                       279
      12    Republic Services, Inc.                                          406
       1    Tetra Tech, Inc. *                                                20
                                                                      ----------
                                                                             705

            Financial Services -- 6.3%
      57    Accredited Home Lenders Holding Co. *                          2,837
      10    Advanta Corp., Class B                                           238
      87    AmeriCredit Corp. *                                            2,134
     120    BankUnited Financial Corp., Class A *                          3,837
      10    CompuCredit Corp. *                                              279
      42    Eaton Vance Corp.                                              2,201
       1    eSpeed, Inc., Class A *                                            7
       1    Greenhill & Co., Inc.                                             14
       7    Investment Technology Group, Inc. *                              144
       0^^  ITLA Capital Corp. *                                              18
      76    Jefferies Group, Inc.                                          3,041
      17    Knight Trading Group, Inc., Class A *                            183
       7    LaBranche & Co., Inc. *                                           61
      11    Ocwen Financial Corp. *                                          103
       3    Piper Jaffray Companies *                                        125
     171    Raymond James Financial, Inc.                                  5,282
      12    Safeguard Scientifics, Inc. *                                     25
       4    Student Loan Corp.                                               810
     174    The BISYS Group, Inc. *                                        2,854
      18    World Acceptance Corp. *                                         495
       4    WSFS Financial Corp.                                             247
                                                                      ----------
                                                                          24,935

            Food/Beverage Products -- 0.3%
      16    Chiquita Brands International, Inc.                              341
       5    Corn Products International, Inc.                                246
       1    Flowers Foods, Inc.                                               43

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Food/Beverage Products -- Continued
       0^^  J & J Snack Foods Corp.                                   $       15
       4    Ralcorp Holdings, Inc.                                           172
       4    Sanderson Farms, Inc.                                            160
       0^^  Sensient Technologies Corp.                                       10
                                                                      ----------
                                                                             987

            Health Care/Health Care Services -- 7.1%
     153    Accredo Health, Inc. *                                         4,250
      61    American Healthways, Inc. *                                    2,022
     263    Beverly Enterprises, Inc. *                                    2,407
      10    CONMED Corp. *                                                   270
      69    Cooper Companies, Inc.                                         4,898
      90    Covance, Inc. *                                                3,484
       5    CTI Molecular Imaging, Inc. *                                     68
      11    First Health Group Corp. *                                       210
      11    Gentiva Health Services *                                        181
     111    Health Management Associates, Inc., Class A                    2,513
       0^^  Invacare Corp.                                                     5
      18    Kindred Healthcare, Inc. *                                       542
       6    Kyphon, Inc. *                                                   142
       3    Magellan Health Services, Inc. *                                 106
      75    Manor Care, Inc.                                               2,643
      11    NeuroMetrix, Inc. *                                              123
      74    Omnicare, Inc.                                                 2,574
      12    Palatin Technologies, Inc. *                                      32
       8    Pediatrix Medical Group, Inc. *                                  512
       4    Province Healthcare Co. *                                         96
      13    PSS World Medical, Inc. *                                        163
       3    Res-Care, Inc. *                                                  50
       0^^  Sierra Health Services, Inc. *                                    22
      16    Sola International, Inc. *                                       435
       5    Steris Corp. *                                                   119
       0^^  SurModics, Inc. *                                                  7
                                                                      ----------
                                                                          27,874

            Hotels/Other Lodging -- 0.3%
      45    Hilton Hotels Corp.                                            1,031
       6    La Quinta Corp. *                                                 58
                                                                      ----------
                                                                           1,089

            Industrial Components -- 0.1%
      20    Lennox International, Inc.                                       413

            Insurance -- 4.9%
      78    American Financial Group, Inc.                                 2,448
      12    AmerUs Group Co.                                                 544
      12    Argonaut Group, Inc. *                                           256
       0^^  Baldwin & Lyons, Inc., Class B                                     9
      49    Commerce Group, Inc.                                           2,973
      43    Delphi Financial Group, Inc., Class A                          1,994
       5    Direct General Corp.                                             161
       6    Infinity Property & Casualty Corp.                               222
      10    LandAmerica Financial Group, Inc.                                561
       0^^  Nationwide Financial Services, Class A                            11
       3    NYMAGIC, Inc.                                                     66

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Industrial Components -- Continued
      63    Philadelphia Consolidated Holding Corp. *                 $    4,172
      48    PMA Capital Corp., Class A *                                     493
       1    ProAssurance Corp. *                                              23
      21    Protective Life Corp.                                            888
       4    RLI Corp.                                                        166
      23    SAFECO Corp.                                                   1,212
       9    Safety Insurance Group, Inc.                                     268
       9    Selective Insurance Group                                        380
       4    State Auto Financial Corp.                                       109
      17    Stewart Information Services Corp.                               696
       4    The Midland Co.                                                  138
       0^^  The Navigators Group, Inc. *                                       9
       5    The Phoenix Companies, Inc.                                       65
       9    UICI                                                             298
       1    United Fire & Casualty Co.                                        20
       7    Universal American Financial Corp. *                             108
      13    Zenith National Insurance Corp.                                  663
                                                                      ----------
                                                                          18,953

            Internet Services/Software -- 0.4%
       3    AsiaInfo Holdings, Inc. (China) *                                 20
      29    EarthLink, Inc. *                                                329
       4    Harris Interactive, Inc. *                                        30
      34    Homestore, Inc. *                                                103
       0^^  Internet Security Systems, Inc. *                                  7
     102    iPass, Inc. *                                                    752
       0^^  ProQuest Co. *                                                    12
       6    Redback Networks, Inc. *                                          34
       8    United Online, Inc. *                                             88
                                                                      ----------
                                                                           1,375

            Investment Company -- 0.1%
      20    Technology Investment Capital Corp. *                            300

            Leasing -- 0.2%
       3    Amerco, Inc. *                                                   133
      12    GATX Corp.                                                       346
      10    Interpool, Inc.                                                  226
                                                                      ----------
                                                                             705

            Machinery & Engineering Equipment -- 2.0%
     148    AGCO Corp. *                                                   3,239
      41    Applied Industrial Technologies, Inc.                          1,134
       3    Astec Industries, Inc. *                                          43
       5    Cascade Corp.                                                    196
       5    Flowserve Corp. *                                                135
       0^^  Kadant, Inc. *                                                     8
       4    Kennametal, Inc.                                                 194
       1    NACCO Industries, Inc., Class A                                  116
       5    Regal-Beloit Corp.                                               146
       9    Sauer-Danfoss, Inc.                                              203
      96    Stewart & Stevenson Services, Inc.                             1,933
       4    Tecumseh Products Co., Class A                                   196
       5    UNOVA, Inc. *                                                    114
       6    York International Corp.                                         211
                                                                      ----------
                                                                           7,868

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Manufacturing -- 2.7%
       5    Actuant Corp., Class A *                                  $      250
      10    Acuity Brands, Inc.                                              318
       5    AO Smith Corp.                                                   150
      14    Barnes Group, Inc.                                               363
       5    CIRCOR International, Inc.                                       120
       3    ESCO Technologies, Inc. *                                        230
       0^^  Gardner Denver, Inc. *                                             4
       8    General Cable Corp. *                                            104
       8    Griffon Corp. *                                                  221
      45    Harsco Corp.                                                   2,508
      32    JLG Industries, Inc.                                             630
      13    Joy Global, Inc.                                                 556
      12    NN, Inc.                                                         157
       3    Penn Engineering & Manufacturing Corp.                            60
      10    Quanex Corp.                                                     686
      28    Terex Corp. *                                                  1,322
      92    Timken Co.                                                     2,406
      12    Walter Industries, Inc.                                          405
                                                                      ----------
                                                                          10,490

            Metals/Mining -- 2.1%
       7    Commercial Metals Co.                                            354
      75    Mueller Industries, Inc.                                       2,418
       6    NS Group, Inc. *                                                 161
     272    The Shaw Group, Inc. *                                         4,852
      14    Valmont Industries, Inc.                                         354
                                                                      ----------
                                                                           8,139

            Multi-Media -- 0.6%
       1    4Kids Entertainment, Inc. *                                       15
      12    Insight Communications Co., Inc., Class A *                      109
       5    Journal Register Co. *                                            95
      18    Lodgenet Entertainment Corp. *                                   310
      43    Scholastic Corp. *                                             1,600
      12    World Wrestling Entertainment, Inc.                              142
                                                                      ----------
                                                                           2,271

            Office/Business Equipment -- 0.1%
       0^^  Global Imaging Systems, Inc. *                                     4
       8    United Stationers, Inc. *                                        379
                                                                      ----------
                                                                             383

            Oil & Gas -- 5.3%
       5    Black Hills Corp.                                                147
      81    Cabot Oil & Gas Corp.                                          3,563
       2    CAL Dive International, Inc. *                                    73
     190    Chesapeake Energy Corp.                                        3,137
       5    Cimarex Energy Co. *                                             193
      11    Comstock Resources, Inc. *                                       234
      17    Denbury Resources, Inc. *                                        453
      12    Energen Corp.                                                    713
       6    Energy Partners LTD *                                            118
       5    Hanover Compressor Co. *                                          75
       6    Houston Exploration Co. *                                        343
       4    Lone Star Technologies, Inc. *                                   144

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Oil & Gas -- Continued
      31    Magnum Hunter Resources, Inc. *                           $      399
       4    Oceaneering International, Inc. *                                153
      15    Oil States International, Inc. *                                 295
      74    ONEOK, Inc.                                                    2,100
      10    RPC, Inc.                                                        244
      28    Southern Union Co. *                                             677
      23    Southwest Gas Corp.                                              594
      24    Southwestern Energy Co. *                                      1,227
      10    Stone Energy Corp. *                                             451
      88    Superior Energy Services, Inc. *                               1,356
      67    Swift Energy Co. *                                             1,927
      23    Tesoro Petroleum Corp. *                                         720
      13    Todco, Class A *                                                 236
       5    Universal Compression Holding, Inc. *                            168
      11    Veritas DGC, Inc. *                                              235
      19    Vintage Petroleum, Inc.                                          427
       0^^  World Fuel Services Corp.                                         20
                                                                      ----------
                                                                          20,422

            Packaging -- 0.8%
       6    Chesapeake Corp.                                                 155
      37    Crown Holdings, Inc. *                                           508
       6    Greif, Inc., Class A                                             347
      45    Pactiv Corp. *                                                 1,135
       5    Rock-Tenn Co., Class A                                            79
      12    Silgan Holdings, Inc.                                            738
                                                                      ----------
                                                                           2,962

            Paper/Forest Products -- 0.2%
      12    Schweitzer-Mauduit International, Inc.                           397
      16    Wausau-Mosinee Paper Corp.                                       284
                                                                      ----------
                                                                             681

            Pharmaceuticals -- 1.3%
       9    Adolor Corp. *                                                    91
       4    Alpharma, Inc., Class A                                           69
      11    AtheroGenics, Inc. *                                             249
       8    Auxilium Pharmaceuticals, Inc. *                                  67
      86    AVANIR Pharmaceuticals, Class A *                                294
       8    Barr Laboratories, Inc. *                                        371
      18    Cubist Pharmaceuticals, Inc. *                                   211
      20    Cypress Bioscience, Inc. *                                       274
       5    KV Pharmaceutical Co., Class A *                                 117
      54    KV Pharmaceutical Co., Class B *                               1,239
     101    Nabi Biopharmaceuticals *                                      1,474
       1    Rigel Pharmaceuticals, Inc. *                                     32
       4    United Therapeutics Corp. *                                      199
       7    Valeant Pharmaceuticals International                            187
                                                                      ----------
                                                                           4,874

            Printing & Publishing -- 0.2%
      16    Bowne & Co., Inc.                                                252
      10    John H. Harland Co.                                              361
                                                                      ----------
                                                                             613

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Real Estate -- 0.1%
       6    Jones Lang LaSalle, Inc. *                                $      224

            Real Estate Investment Trust -- 5.2%
      16    Affordable Residential Communities, Inc.                         228
       4    Alexandria Real Estate Equities, Inc.                            313
      49    American Financial Realty Trust                                  786
      21    American Home Mortgage Investment Corp.                          716
      50    Anthracite Capital, Inc.                                         614
      11    Bedford Property Investors, Inc.                                 304
      17    Capital Automotive Real Estate Investment Trust                  593
       4    Capital Trust, Inc., Class A                                     129
      46    CarrAmerica Realty Corp.                                       1,518
       6    Crescent Real Estate Equities Co.                                113
      30    Entertainment Properties Trust                                 1,341
      35    Equity Inns, Inc.                                                413
      11    FelCor Lodging Trust, Inc. *                                     163
      21    Gables Residential Trust                                         748
      15    Government Properties Trust, Inc.                                143
      14    Highwoods Properties, Inc.                                       391
      19    IMPAC Mortgage Holdings, Inc.                                    426
      40    InnKeepers USA Trust                                             568
      10    LaSalle Hotel Properties                                         318
      39    Lexington Corporate Properties Trust                             890
      17    LTC Properties, Inc.                                             331
      63    Meristar Hospitality Corp. *                                     524
      15    MFA Mortgage Investments, Inc.                                   129
      26    Mid-America Apartment Communities, Inc.                        1,076
      24    National Health Investors, Inc.                                  686
       4    New Century Financial Corp.                                      278
       5    NovaStar Financial, Inc.                                         238
       6    Parkway Properties, Inc.                                         294
      16    Pennsylvania Real Estate Investment Trust                        702
      17    Prentiss Properties Trust                                        649
      23    RAIT Investment Trust                                            629
      12    Saul Centers, Inc.                                               444
      25    Senior Housing Properties Trust                                  468
      32    SL Green Realty Corp.                                          1,931
      11    Sun Communities, Inc.                                            427
       5    Taubman Centers, Inc.                                            159
       1    Urstadt Biddle Properties, Inc., Class A                          20
      16    Ventas, Inc.                                                     430
                                                                      ----------
                                                                          20,130
            Restaurants/Food Services -- 1.4%
      13    Brinker International, Inc. *                                    438
      52    CEC Entertainment, Inc. *                                      2,088
      11    Jack in the Box, Inc. *                                          409
      21    Landry's Restaurants, Inc.                                       602
       4    Papa John's International, Inc. *                                121
       1    Ryan's Restaurant Group, Inc. *                                    8
      60    Sonic Corp. *                                                  1,841
                                                                      ----------
                                                                           5,507
            Retailing -- 5.4%
      15    Aaron Rents, Inc.                                                368
       9    Aeropostale, Inc. *                                              258

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Retailing -- Continued
      19    Asbury Automotive Group, Inc. *                           $      260
       0^^  Bob Evans Farms                                                    3
       6    Brown Shoe Co., Inc.                                             173
      25    Cash America International, Inc.                                 737
      54    Charming Shoppes, Inc. *                                         509
     119    CSK Auto Corp. *                                               1,999
       8    Dress Barn, Inc. *                                               141
       4    GameStop Corp., Class A *                                         87
       5    Genesco, Inc. *                                                  162
       4    Goody's Family Clothing, Inc.                                     34
      14    Hollywood Entertainment Corp. *                                  188
     160    Insight Enterprises, Inc. *                                    3,274
       7    Jo-Ann Stores, Inc. *                                            190
       0^^  Linens 'N Things, Inc. *                                           2
     130    Men's Wearhouse, Inc. *                                        4,168
       5    Movado Group, Inc.                                                90
       1    Movie Gallery, Inc.                                               15
      14    Payless ShoeSource, Inc. *                                       169
       2    PC Connection, Inc. *                                             16
      12    Pep Boys-Manny, Moe & Jack                                       200
      70    RadioShack Corp.                                               2,288
      30    School Specialty, Inc. *                                       1,138
      21    ShopKo Stores, Inc. *                                            389
       5    Stage Stores, Inc. *                                             216
      34    Stein Mart, Inc. *                                               578
      12    Systemax, Inc. *                                                  88
       5    The J. Jill Group, Inc. *                                         67
     125    The Sports Authority, Inc. *                                   3,221
      10    Too, Inc. *                                                      232
       3    United Auto Group, Inc.                                          101
       5    Zale Corp. *                                                     155
                                                                      ----------
                                                                          21,516

            Retailing - Food & Staples -- 0.1%
       5    Casey's General Stores, Inc.                                      93
       7    Great Atlantic & Pacific Tea Co., Inc. *                          70
       2    Nash-Finch Co.                                                    64
      10    Pathmark Stores, Inc. *                                           58
       7    Smart & Final, Inc. *                                             99
      28    Winn-Dixie Stores, Inc.                                          128
                                                                      ----------
                                                                             512

            Semi-Conductors -- 0.6%
       0^^  Actel Corp. *                                                      7
      19    Axcelis Technologies, Inc. *                                     157
       4    Cohu, Inc.                                                        82
       2    Credence Systems Corp. *                                          14
       1    Dupont Photomasks, Inc. *                                         13
       2    ESS Technology, Inc. *                                            12
       4    Exar Corp. *                                                      58
       7    Integrated Silicon Solutions, Inc. *                              60
      16    Lattice Semiconductor Corp. *                                     88
      73    MKS Instruments, Inc. *                                        1,349
      16    ON Semiconductor Corp. *                                          71

                       See notes to financial statements.

  Shares    Issuer                                                         Value
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Semi-Conductors -- Continued
       8    Photronics, Inc. *                                        $      129
       8    Silicon Storage Technology, Inc. *                                47
      13    Skyworks Solutions, Inc. *                                       123
       4    Standard Microsystems Corp. *                                     71
      13    Vitesse Semiconductor Corp. *                                     44
                                                                      ----------
                                                                           2,325
            Shipping/Transportation -- 1.7%
      63    CSX Corp.                                                      2,541
     176    Swift Transportation Co., Inc. *                               3,789
       4    USF Corp.                                                        156
                                                                      ----------
                                                                           6,486
            Steel -- 0.5%
      27    AK Steel Holding Corp. *                                         386
      14    Reliance Steel & Aluminum Co.                                    557
      13    Ryerson Tull, Inc.                                               197
       1    Schnitzer Steel Industries, Inc., Class A                         31
      20    Steel Dynamics, Inc.                                             761
                                                                      ----------
                                                                           1,932
            Telecommunications -- 1.7%
     102    Aeroflex, Inc. *                                               1,232
     187    American Tower Corp., Class A *                                3,442
       8    Arris Group, Inc. *                                               53
      10    Broadwing Corp. *                                                 87
      75    Cincinnati Bell, Inc. *                                          312
       0^^  Commonwealth Telephone Enterprises, Inc. *                        20
      19    CT Communications, Inc.                                          237
      10    General Communication, Inc., Class A *                           113
       4    Hypercom Corp. *                                                  25
      24    ITC DeltaCom, Inc. *                                              41
      17    MasTec, Inc. *                                                   174
      20    MRV Communications, Inc. *                                        74
       4    North Pittsburgh Systems, Inc.                                   101
      18    Primus Telecommunications Group, Inc. *                           57
      56    PTEK Holdings, Inc. *                                            600
      10    Talk America Holdings, Inc. *                                     68
      16    Time Warner Telecom, Inc., Class A *                              70
                                                                      ----------
                                                                           6,706
            Telecommunications Equipment -- 0.2%
       5    Brightpoint, Inc. *                                               90
       6    C-COR.net Corp. *                                                 52
       6    Ditech Communications Corp. *                                     94
      11    Inter-Tel, Inc.                                                  290
       5    Remec, Inc. *                                                     35
      14    Sycamore Networks, Inc. *                                         57
                                                                      ----------
                                                                             618
            Textiles -- 0.2%
      18    Angelica Corp.                                                   473
       6    UniFirst Corp.                                                   173
                                                                      ----------
                                                                             646

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Tire & Rubber -- 0.2%
       4    Cooper Tire & Rubber Co.                                  $       78
      41    Goodyear Tire & Rubber Co. *                                     593
                                                                      ----------
                                                                             671
            Tools/Equipment -- 0.4%
      40    Snap-On, Inc.                                                  1,368
            Toys & Games -- 0.1%
       4    JAKKS Pacific, Inc. *                                             80
       7    RC2 Corp. *                                                      225
       6    Steinway Musical Instruments, Inc. *                             159
                                                                      ----------
                                                                             464
            Transportation -- 0.7%
       3    Arkansas Best Corp.                                              130
       6    Covenant Transport, Inc., Class A *                              127
      16    Genesee & Wyoming, Inc., Class A *                               442
       6    Offshore Logistics, Inc. *                                       188
       8    Overnite Corp.                                                   287
       8    Overseas Shipholding Group, Inc.                                 425
      19    RailAmerica, Inc. *                                              243
      13    SCS Transportation, Inc. *                                       294
       4    The Greenbrier Companies, Inc.                                   125
       7    US Xpress Enterprises, Inc., Class A *                           205
      16    Werner Enterprises, Inc.                                         362
                                                                      ----------
                                                                           2,828
            Utilities -- 4.5%
       0^^  American States Water Co.                                         10
       5    Atmos Energy Corp.                                               134
      12    Avista Corp.                                                     216
       0^^  California Water Service Group                                    15
       6    CH Energy Group, Inc.                                            293
      10    Cleco Corp.                                                      192
      58    CMS Energy Corp. *                                               602
      22    El Paso Electric Co. *                                           419
     116    Idacorp, Inc.                                                  3,534
      19    New Jersey Resources Corp.                                       832
       2    Northwest Natural Gas Co.                                         74
     108    PNM Resources, Inc.                                            2,728
     151    Puget Energy, Inc.                                             3,735
      71    Sierra Pacific Resources *                                       742
      11    South Jersey Industries, Inc.                                    583
       4    UIL Holdings Corp.                                               210
      27    UniSource Energy Corp.                                           653
      62    Vectren Corp.                                                  1,658
      17    WPS Resources Corp.                                              867
                                                                      ----------
                                                                          17,497
            Waste Management -- 0.2%
     102    Allied Waste Industries, Inc. *                                  947
            --------------------------------------------------------------------
            Total Common Stocks                                          368,122
            (Cost $273,397)
            --------------------------------------------------------------------

                       See notes to financial statements.

  SHARES    ISSUER                                                         VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued

            Right -- 0.0% ^
            Investment Company -- 0.0% ^
      20    Technology Investment Capital Corp.                       $       10
            (Cost $0^^)
            --------------------------------------------------------------------
            INVESTMENT COMPANY -- 2.0%
      40    iShares Russell 2000 Value Index Fund                          7,685
            (Cost $6,182)
--------------------------------------------------------------------------------
            Total Long-Term Investments                                  375,817
            (Cost $279,579)
--------------------------------------------------------------------------------
   Short-Term Investments -- 3.6%

            U.S. TREASURY SECURITY -- 0.1%
     325    U.S. Treasury Note, 1.88%, 11/30/05, @                           322
            (Cost $324)
            MONEY MARKET FUND -- 3.5%
  13,574    JPMorgan Prime Money Market Fund (a)                          13,574
            (Cost $13,574)
--------------------------------------------------------------------------------
            Total Short-Term Investments                                  13,896
            (Cost $13,898)
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.4%                               $  389,713
            (COST $293,477)

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4)%               (1,411)
--------------------------------------------------------------------------------
            NET ASSETS -- 100.0%                                       $ 388,302
--------------------------------------------------------------------------------
            Percentages indicated are based on net assets
             of $388,302.

Futures Contracts

                                                                   NOTIONAL      UNREALIZED
  NUMBER                                                            VALUE       APPRECIATION
    OF                                         EXPIRATION        AT 12/31/04    (DEPRECIATION)
CONTRACTS    DESCRIPTION                          DATE              (USD)           (USD)
----------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
    10       Russell 2000 Index               March, 2005         $    3,270      $      101


                       See notes to financial statements.

Abbreviations:
*    -- Non-income producing security.
^    -- Amount rounds to less than 0.1%.
^^   -- Amount rounds to less than one thousand.
@    -- Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.
ADR  -- American Depository Receipt.
USD  -- United States Dollar.

                       See notes to financial statements.

JPMORGAN FUNDS
Statements of Assets and Liabilities

As of December 31, 2004
(Amounts in thousands, except per share amounts)

                                                      MULTI-MANAGER     MULTI-MANAGER
                                                        SMALL CAP         SMALL CAP
                                                       GROWTH FUND        VALUE FUND
--------------------------------------------------------------------------------------
   ASSETS:
     Investments in non-affiliates, at value         $       288,073   $       376,139
     Investments in affiliates, at value                       6,321            13,574
--------------------------------------------------------------------------------------
   Total investment securities, at value                     294,394           389,713
--------------------------------------------------------------------------------------
     Cash                                                        597                66
     Receivables:
          Investment securities sold                           3,964                90
          Fund shares sold                                        20               114
          Interest and dividends                                  61               322
          Variation margin                                        --                 2
--------------------------------------------------------------------------------------
   Total Assets                                              299,036           390,307
--------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
          Investment securities purchased                      6,659               707
          Fund shares redeemed                                   842               778
     Accrued liabilities:
          Investment advisory fees                               203               267
          Administration fees                                     36                49
          Shareholder servicing fees                              60                82
          Custodian fees                                           8                12
          Trustees' fees                                           1                 3
          Other                                                   83               107
--------------------------------------------------------------------------------------
   Total Liabilities                                           7,892             2,005
--------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                         236,294           287,929
     Accumulated net investment income (loss)                     11                35
     Accumulated net realized gain (loss) on
       investments and futures                                 2,364             4,001
     Net unrealized appreciation (depreciation)
       of investments and futures                             52,475            96,337
--------------------------------------------------------------------------------------
   Total Net Assets                                  $       291,144   $       388,302
--------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
     ($0.001 par value; unlimited number of
     shares authorized):                                      19,256            21,768
   Net asset value, redemption and offering price
     per share                                       $         15.12   $         17.84
--------------------------------------------------------------------------------------
   Cost of investments                               $       241,919   $       293,477
======================================================================================

                       See notes to financial statements.

Statements of Operations

For the year ended December 31, 2004
(Amounts in thousands)

                                                      MULTI-MANAGER     MULTI-MANAGER
                                                        SMALL CAP         SMALL CAP
                                                       GROWTH FUND        VALUE FUND
--------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                        $            --   $             4
     Dividend                                                    648             2,977
     Dividend income from affiliated investments*                 99               192
     Foreign taxes withheld                                       --                (1)
--------------------------------------------------------------------------------------
   Total investment income                                       747             3,172
--------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                  2,108             2,503
     Administration fees                                         372               444
     Shareholder servicing fees                                  620               739
     Custodian fees                                               87               107
     Registration fees                                            39                45
     Printing and postage                                         18                22
     Professional fees                                            91                92
     Transfer agent fees                                          79                78
     Trustees' fees                                               30                35
     Other                                                        71                87
--------------------------------------------------------------------------------------
   Total expenses                                              3,515             4,152
--------------------------------------------------------------------------------------
     Less amounts waived                                          42                21
     Less earnings credits                                         1                 1
--------------------------------------------------------------------------------------
       Net expenses                                            3,472             4,130
--------------------------------------------------------------------------------------
   Net investment income(loss)                                (2,725)             (958)
--------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions
      from:
       Investments                                             6,117            18,977
       Futures                                                    --               474
     Change in net unrealized appreciation
      (depreciation) of:
       Investments                                            17,856            44,122
       Futures                                                    --                22
--------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss)
      on investments and futures                              23,973            63,595
--------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
      operations                                     $        21,248   $        62,637
--------------------------------------------------------------------------------------
*    Includes reimbursements of investment
       advisory, administration and shareholder
       servicing fees:                               $            13   $            24
--------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets For the periods indicated
(Amounts in thousands)

                                                     MULTI-MANAGER SMALL CAP     MULTI-MANAGER SMALL CAP
                                                           GROWTH FUND                 GROWTH FUND
                                                     ----------------------------------------------------
                                                       1/1/04       2/28/03*       1/1/04       2/28/03*
                                                      THROUGH       THROUGH       THROUGH       THROUGH
                                                      12/31/04      12/31/03      12/31/04      12/31/03
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                      $   (2,725)   $   (1,122)   $     (958)   $     (225)
   Net realized gain (loss) on investments and
      futures                                             6,117        12,023        19,451         6,618
   Change in net unrealized appreciation/
      depreciation of investments and futures            17,856        34,619        44,144        52,193
---------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets from
         operations                                      21,248        45,520        62,637        58,586
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investment transactions          (3,750)       (8,168)      (16,590)       (4,251)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares issued                          147,378       184,870       194,785       181,483
   Dividends reinvested                                   1,627         3,507         7,104         1,857
   Cost of shares redeemed                              (76,009)      (25,079)      (75,053)      (22,328)
---------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM CAPITAL SHARE
      TRANSACTIONS                                       72,996       163,298       126,836       161,012
---------------------------------------------------------------------------------------------------------
   Voluntary contribution from advisor                       --            --            --            72
---------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets            90,494       200,650       172,883       215,419

NET ASSETS:
   Beginning of period                                  200,650            --       215,419            --
---------------------------------------------------------------------------------------------------------
   End of period                                     $  291,144    $  200,650    $  388,302    $  215,419
---------------------------------------------------------------------------------------------------------
   Accumulated net investment income (loss)          $       11    $       11    $       35    $       42
---------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Issued                                                10,323        15,810        12,032        15,432
   Reinvested                                               126           258           413           124
   Redeemed                                              (5,376)       (1,885)       (4,598)       (1,635)
---------------------------------------------------------------------------------------------------------
      Change in shares                                    5,073        14,183         7,847        13,921
---------------------------------------------------------------------------------------------------------

*  Commencement of operations.

                       See notes to financial statements.

JP MORGAN FUNDS
Notes to Financial Statements

1. ORGANIZATION

J.P. Morgan Fleming Series Trust (the "Trust") was organized on December 24, 2002 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company.

The following are two separate portfolios of the Trust (collectively, the "Funds"):

   FUND

   JPMorgan Multi-Manager Small Cap Growth Fund ("MMSCGF")
   JPMorgan Multi-Manager Small Cap Value Fund ("MMSCVF")

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, each of the Funds applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund's advisor, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities, and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subject the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of December 31, 2004, MMSCVF had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

C. RESTRICTED AND ILLIQUID SECURITIES -- The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts was reclassified within the capital accounts (amounts in thousands):

                                             ACCUMULATED         ACCUMULATED
                                            UNDISTRIBUTED/       NET REALIZED
                                          (OVERDISTRIBUTED)      GAIN (LOSS)
                       PAID-IN CAPITAL  NET INVESTMENT INCOME   ON INVESTMENTS
   ---------------------------------------------------------------------------
   MMSCGF              $            --          $       2,725  $        (2,725)
   MMSCVF                            9                    951             (960)

* The reclassification for the MMSCGF relates primarily to the character for tax purposes of current year net operating losses. The reclassification for the MMSCVF relates primarily to the character for tax purposes of current year net operating losses and distributions received from investments in REITs.

H. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM" or the "Advisor"), acts as the investment advisor to the Funds. The Advisor allocates portions of the Funds' assets to the subadvisors and is responsible for monitoring and coordinating the overall management of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.85% of each Fund's average daily net assets.

During the year ended, December 31, 2004, JPMIM contracted with Oberweis Asset Management to manage a portion of MMSCGF's assets.

State Street Research and Management Company, J. & W. Seligman & Co. Inc., UBS Global Asset Management (New York) Inc. and Oberweis Asset Management have been engaged by the Advisor to serve as the subadvisors to the MMSCGF. The allocation of the assets of MMSCGF at December 31, 2004 was 23%, 32%, 36%, and 9% respectively. EARNEST Partners, LLC and ICM Asset Management have been engaged by the Advisor to serve as the subadvisors to the MMSCVF. The allocation of the assets of MMSCVF at December 31, 2004 was 34%, 33% and the remaining 33% was allocated to the Advisor. Each subadvisor is paid monthly by the Advisor at an annual rate of 0.55% of the average daily net assets of each of the Funds allocated to the subadvisor. These fees are paid by the Advisor and are not expenses of the Funds.

The Board of Trustees approved on December 8, 2004, an interim sub-advisory agreement with BlackRock Advisers, Inc. ("Blackrock") which will become effective upon the closing of a proposed acquisition by Blackrock of State Street Research & Management Company ("State Street Research") as part of the sale of the asset management business by State Street Research's parent company, Metlife, Inc. The acquisition is expected to take place during the first quarter of 2005. The interim sub-advisory agreement with Blackrock is substantially identical to the existing sub-advisory agreement with State Street Research and will remain in effect for up to 150 days.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in it's capacity as the Funds' underwriter.

C. SHAREHOLDER SERVICING FEE -- The Trust has entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance services to the shareholders. For these services JPMCB will receive a fee from each Fund that is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEES -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the average daily net assets of each Fund.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator. The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary items) do exceed 1.40% of the average daily net assets of MMSCGF and MMSCVF. The contractual expense limitation agreements were in effect for the year ended December 31, 2004. The expense limitation percentages on the Funds is due to expire on April 30, 2006.

The Administrator waived fees as outlined in Note 3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended December 31, 2004, the Funds' vendors waived fees for each of the Funds as follows (amounts in thousands). Neither the Funds' service providers nor the Administrator expect the Funds to repay any such expenses in future years.

                                 CONTRACTUAL WAIVERS
               --------------------------------------------------------
                                               SHAREHOLDER               CONTRACTUAL
   FUND                    ADMINISTRATION       SERVICING      TOTAL     REIMBURSEMENTS
   --------------------------------------------------------------------------------------
   MMSCGF                     $            15   $       27   $       42        $       --
   MMSCVF                                   3           18           21                --
   --------------------------------------------------------------------------------------
     Total                    $            18   $       45   $       63        $       --
   --------------------------------------------------------------------------------------

G. OTHER -- Certain officers of the Trust are officers of JPMorgan Chase & Co. or of BISYS or their subsidiaries.

During the period, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

The funds may use related party broker/dealers. For the year ended December 31, 2004, MMSCGF and MMSCVF incurred (amounts in thousands) $15 and $2, respectively, as brokerage commissions with broker/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

H. SUBSEQUENT CHANGES -- After considering management's recommendations, the Board of Trustees of the Trust approved, and the Funds entered into, a Distribution Agreement and a Shareholder Servicing Agreement with JPMorgan Distribution Services, Inc. ("JPMDS") and an Administration Agreement with JPMorgan Funds Management, Inc. ("JPMFM"). JPMDS and JPMFM are both indirect, wholly-owned subsidiaries of JPMorgan Chase & Co. The agreements are effective February 19, 2005, and the fees charged to the Funds under the Shareholder Servicing agreement is subject to the same fee structure as those paid to the prior service provider.

The Administrative fees charged to the Funds will be computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion for all funds.

Beginning in mid-2005, JPMCB will serve as the Funds' sub-administrator. For its services as sub-administrator, JPMCB will receive a portion of the fees payable to JPMFM as Administrator.

4. INVESTMENT TRANSACTIONS

For the year ended December 31, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                           PURCHASES          SALES
                        (EXCLUDING U.S.  (EXCLUDING U.S.
            FUND          GOVERNMENT)      GOVERNMENT)
            --------------------------------------------
            MMSCGF      $       466,295  $       406,388
            MMSCVF              221,422          125,916

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2004, are as follows (amounts in thousands):

                                    GROSS         GROSS      NET UNREALIZED
                                  UNREALIZED    UNREALIZED    APPRECIATION/
   FUND          AGGREGATE COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
   ------------------------------------------------------------------------
   MMSCGF        $      243,433  $     55,871  $     (4,910) $       50,961
   MMSCVF               293,844        98,464        (2,595)         95,869

The tax characters of distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows (amounts in thousands):

                    YEAR ENDED DECEMBER 31, 2004
                    ----------------------------
                    ORDINARY      LONG-TERM           TOTAL
                     INCOME      CAPITAL GAIN     DISTRIBUTIONS
   ------------------------------------------------------------
   MMSCGF           $   3,533        $       217  $       3,750
   MMSCVF               7,650              8,940         16,590

                    YEAR ENDED DECEMBER 31, 2003
                    ----------------------------
                    ORDINARY      LONG-TERM           TOTAL
                     INCOME      CAPITAL GAIN     DISTRIBUTIONS
   ------------------------------------------------------------
   MMSCGF           $   8,168        $        --  $       8,168
   MMSCVF               4,098                153          4,251

AT DECEMBER 31, 2004, THE TAX COMPONENTS OF CAPITAL WERE AS FOLLOWS:

                                                 MMSCGF      MMSCVF
   ------------------------------------------------------------------
   Current distributable ordinary income       $    1,921  $    1,887
   Current distributable long-term capital
    gain or (tax basis capital loss carryover) $    1,968  $    2,617
   Unrealized appreciation (depreciation)      $   50,961  $   95,869
                                               ==========  ==========

* For MMSCGF, the differences between book and tax basis unrealized appreciation/depreciation are primarily attributable to wash sales and REIT basis adjustments. For MMSCVF, the differences between book and tax basis unrealized appreciation/depreciation are primarily attributable to wash sales, REIT basis adjustment and mark to market of futures.

6. BANK BORROWINGS

Effective April 15, 2004, pursuant to a Line of Credit Agreement, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Funds based on its borrowings at an annual rate equal to the sum of Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement was terminated on February 18, 2005.

The Funds had no borrowings outstanding at December 31, 2004, nor at anytime during the period then ended.

7. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Because each Subadvisor makes investment decisions independently, it is possible that the stock selection process of the investment managers may not complement one another. As a result, the Fund's exposure to a given stock, industry or market capitalization could unintentionally be smaller or larger than intended.

8. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company will be JPMorgan Chase & Co. Effective November 15, 2004, the bank name is JPMorgan Chase Bank, National Association.

JPMORGAN FUNDS
Financial Highlights

                                                                                  MULTI-MANAGER               MULTI-MANAGER
                                                                                    SMALL CAP                   SMALL CAP
                                                                                   GROWTH FUND                  VALUE FUND
                                                                           ----------------------------  -------------------------
                                                                              1/1/04         2/28/03*        1/1/04      2/28/03*
                                                                             Through         Through         Through      Through
PER SHARE OPERATING PERFORMANCE:                                             12/31/04        12/31/03       12/31/04     12/31/03
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $       14.15  $       10.00  $       15.47  $    10.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                                  (0.16)@        (0.11)@        (0.05)@     (0.02)@
     Net gains or losses on securities (both realized and unrealized)               1.33           4.86           3.20        5.81
                                                                           -------------  -------------  -------------  ----------
     Total from investment operations                                               1.17           4.75           3.15        5.79
                                                                           -------------  -------------  -------------  ----------
   Less distributions:
     Distributions from capital gains                                               0.20           0.60           0.78        0.32
                                                                           -------------  -------------  -------------  ----------
     Total distributions                                                            0.20           0.60           0.78        0.32
                                                                           -------------  -------------  -------------  ----------
Net asset value, end of period                                             $       15.12  $       14.15  $       17.84  $     5.47
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                    8.48%         47.78%         20.61%      58.01%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)                                  $         291  $         201  $         388  $      215
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                                                   1.40%          1.40%          1.40%       1.40%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                  (1.10%)        (1.02%)        (0.32%)     (0.21%)
----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                                  1.41%          1.56%          1.41%       1.58%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers and earnings credits             (1.11%)        (1.18%)        (0.33%)     (0.39%)
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                          170%           138%            46%         34%
----------------------------------------------------------------------------------------------------------------------------------

  *  Commencement of operations.
  @  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
Report of Independent Registered Public Accounting Firm

To the Trustees of J.P. Morgan Fleming Series Trust and Shareholders of J.PMorgn Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value
Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund (two portfolios of the J.P. Morgan Fleming Series Trust and hereafter referred to as the "Funds") at December 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2005

                       See notes to financial statements.

JPMORGAN FUNDS
Schedule of Shareholder Expenses
Hypothetical $1,000 Investment at Beginning of Period
December 31, 2004 (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                 EXPENSES PAID
                                                 BEGINNING            ENDING     DURING PERIOD
                                            ACCOUNT VALUE,    ACCOUNT VALUE,         JULY 1 TO
                                                   JULY 1,      DECEMBER 31,      DECEMBER 31,        ANNUALIZED
                                                      2004              2004             2004*     EXPENSE RATIO
----------------------------------------------------------------------------------------------------------------
MULTI-MANAGER
    SMALL CAP GROWTH FUND
    ACTUAL PERIOD RETURN                   $         1,000   $         1,044   $          7.19              1.40%
    HYPOTHETICAL                           $         1,000   $         1,018   $          7.10              1.40%

MULTI-MANAGER SMALL CAP VALUE FUND
    ACTUAL PERIOD RETURN                   $         1,000   $         1,125   $          7.48              1.40%
    HYPOTHETICAL                           $         1,000   $         1,018   $          7.10              1.40%

* Expenses are equal to the Fund's annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

JPMORGAN FUNDS
Trustee and Officer Information (unaudited)

The following tables contain basic information regarding the Trustees and Officers, respectively that oversee operations of the Trust.

                                                           NUMBER OF
                                                           JPMORGAN
NAME (YEAR OF BIRTH);            PRINCIPAL                 PORTFOLIOS/FUNDS
POSITIONS WITH THE               OCCUPATION(S)             OVERSEEN BY          OTHER DIRECTORSHIPS HELD OUTSIDE
PORTFOLIOS (SINCE)               DURING PAST 5 YEARS       TRUSTEE              JPMORGAN FUNDS COMPLEX
-------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

   Cheryl Ballenger (1956);      Mathematics Teacher,      11                   None
   Chairperson (since 2004)      Vernon Hills High
   and Trustee (since 2002)      School (August
                                 2004-Present);
                                 Mathematics Teacher,
                                 Round Lake High School
                                 (2003-2004) and
                                 formerly Executive Vice
                                 President and Chief
                                 Financial Officer,
                                 Galileo International
                                 Inc. (travel
                                 technology)

   Jerry B. Lewis* (1939);       Retired; formerly         11                   None
   Trustee (since 2004)          President, Lewis
                                 Investments Inc.
                                 (registered investment
                                 adviser); previously,
                                 various managerial and
                                 executive positions at
                                 Ford Motor Company
                                 (Treasurer's Office,
                                 Controller's Office,
                                 Auditing and Corporate
                                 Strategy)

   John R. Rettberg (1937);      Retired; formerly         11                   None
   Trustee (since 1996)          Corporate Vice
                                 President and
                                 Treasurer, Northrop
                                 Grumman Corporation
                                 (defense contractor)

   Kenneth Whipple, Jr.          Chairman (1999 -          11                   Director of AB Volvo and Korn Ferry
   (1934); Trustee (since 1996)  Present) and CEO (1999                         International (executive recruitment)
                                 - 2004), CMS Energy

INTERESTED TRUSTEES

   John F. Ruffle** (1937);      Retired; formerly Vice    11                   Trustee of John Hopkins University, Director of
   Trustee (since 1996)          Chairman, J.P. Morgan                          Reckson Associates Realty Corp. and American
                                 Chase & Co. Inc. and                           Shared Hospital Services
                                 Morgan Guaranty Trust
                                 Co. of NY

*  Effective 12/31/2004, Jerry B. Lewis became a Trustee.
** The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

JPMORGAN FUNDS
Trustee and Officer Information (unaudited)

The names of the officers of the Portfolios, together with their year of birth, information regarding their positions held with the Portfolios and principal occupations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE PORTFOLIOS (SINCE)                      PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
   George C.W. Gatch (1962),                Managing Director, JPMIM, CEO and President of the J.P. Morgan and
   President (2001)                         One Group Funds. An employee since 1986, Mr. Gatch leads the firm's
                                            U.S. mutual fund and financial intermediary business. He was previously president and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi
                                            Kangyo Bank. Prior to working in Japan, Mr. Gatch established
                                            JPMIM's sub-advisory and institutional mutual funds business. He has also held numerous positions throughout the firm in business management, marketing, and sales.

   Robert L. Young (1963),                  Chief Operating Officer, JPMorgan Funds (August 2004 to present)
   Senior Vice President                    and One Group Mutual Funds from November 2001 until present. From
   (2004)**                                 October 1999 to present, Vice President and Treasurer, One Group
                                            Administrative Services, Inc., and Vice President and Treasurer,
                                            One Group Dealer Services, Inc.

   Patricia A. Maleski (1960),              Vice President, JPMIM; Previously, Treasurer, JPMorgan Funds and
   Vice President and Chief                 Head of Funds Administration and Board Liaison. Prior to joining
   Administrative Officer                   J.P. Morgan Chase & Co. in 2001, Ms. Maleski was the Vice President
   (2004)                                   of Finance for the Pierpont Group, Inc., a service provider to the
                                            Board of Directors/Trustees of the JPMorgan Funds.

   Stephen M. Benham (1959),                Vice President and Assistant General Counsel, JPMIM since 2004;
   Secretary (2004)                         Vice President (Legal Advisory) of Merrill Lynch Investment
                                            Managers, L.P. from 2000 to 2004; Attorney associated with
                                            Kirkpatrick & Lockhart LLP from 1997 to 2000.

   Stephanie J. Dorsey (1969),              Director of Mutual Fund Administration, One Group Administrative
   Treasurer (2004)**                       Services, since January 2004; Ms. Dorsey worked for Bank One
                                            Corporation (now known as JPMorgan Chase & Co.) from January 2003 to January 2004; Prior to joining Bank One Corporation, she was a
                                            Senior Manager at PricewaterhouseCoopers LLP from September 1992 through December 2002.

   Elizabeth A. Davin (1964),               From September 2004 to present, Senior Counsel, JPMorgan Chase &
   Assistant Secretary                      Co.; Prior to that Ms. Davin was Assistant General Counsel and then
   (2004)**                                 Associate General Counsel and Vice President, Gartmore Global
                                            Investments, Inc. from July 1999 to August 2004.

   Jessica K. Ditullio (1962),              From August 1990 to present, various attorney positions for Bank
   Assistant Secretary                      One Corporation (now known as JPMorgan Chase & Co.)
   (2004)**

   Nancy E. Fields (1949),                  From October 1999 to present, Director, Mutual Fund Administration,
   Assistant Secretary                      One Group Administrative Services, Inc. and Senior Project Manager,
   (2004)**                                 Mutual Funds, One Group Dealer Services, Inc. From July 1999 to
                                            October 1999, Project Manager, One Group, Banc One Investment
                                            Advisors Corporation.

   Avery P. Maher (1945),                   Vice President and Assistant General Counsel, JPMIM since 2004;
   Assistant Secretary (2004)               Second Vice President and Assistant Secretary of John Hancock
                                            Advisers, LLC from July 1992 through September 2004.

   Alaina Metz (1967),                      From June 1995 to present, Vice President, BISYS Fund Service Inc.
   Assistant Secretary (2001)*

   Martin R. Dean (1963),                   Vice President of Regulatory Services of BISYS Fund Services, Inc.
   Assistant Treasurer (2001)*

   Arthur A. Jensen (1966),                 Vice President of Financial Services of BISYS Fund Services, Inc.,
   Assistant Treasurer (2001)*              since June 2001; formerly Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company.

   Christopher D. Walsh (1965),             Vice President, JPMIM; Mr. Walsh manages all aspects of
   Assistant Treasurer (2004)               institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds,
                                            3(c)(7) funds, hedge funds and LLC products. Prior to joining
                                            JPMorgan in 2000, he was a director from 1996 to 2000 of Mutual
                                            Fund Administration at Prudential Investments.

   Paul M. DeRusso (1954),                  Vice President, JPMIM; Manager of the Budgeting and Expense Group
   Assistant Treasurer (2001)               of the Funds Administration Group.

   Mary D. Squires (1955),                  Vice President, JPMIM; Ms. Squires has held numerous financial and
   Assistant Treasurer (2001)               operations positions supporting the J.P. Morgan Chase organization complex.

   Stephen M. Ungerman                      Vice President, JPMIM; Previously, head of Fund Administration -
   (1953), Chief Compliance                 Pooled Vehicles. Prior to joining J.P. Morgan Chase & Co., in 2000,
   Officer (2004)                           he held a number of senior positions in Prudential Financial's asset and management business, including Associate General Counsel,
                                            Tax Director and Co-head of Fund Administration Department.
                                            Mr. Ungerman was also the Assistant Treasurer of all mutual funds managed by Prudential.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

* The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219. ** The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
   43271.

JPMORGAN FUNDS
Tax Letter (unaudited)

JPMORGAN MULTI MANAGER SMALL CAP GROWTH FUND ("MMSCGF")
JPMORGAN MULTI MANAGER SMALL CAP VALUE FUND ("MMSCVF")

Certain tax information for the JPMorgan Multi Manager Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2004. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns for the calendar year ending December 31, 2004 will be received under separate cover.

The following represents the dividends received deduction and long-term capital gains distributed by the Funds for the fiscal year ended December 31, 2004.

                                                       LONG-TERM
                                DIVIDENDS RECEIVED   CAPITAL GAINS
FUND                                DEDUCTION        DISTRIBUTION
------------------------------------------------------------------
MMSCGF                                  2.81%        $     216,462
MMSCVF                                 35.27%            8,939,947

For the fiscal year ended December 31, 2004, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at the maximum rate of 15%. Complete information will be reported in conjunction with your 2004 1099-DIV.

For the fiscal year ended December 31, 2004, the following represents the percentage of ordinary income distributions treated as qualified dividends:

                                        QUALIFIED
FUND                                    DIVIDENDS
-------------------------------------------------
MMSCGF                                       3.34%
MMSCVF                                      28.22%

JPMORGAN FUNDS
Special Meeting of Shareholders (unaudited)

A Special Meeting of Shareholders of J.P. Morgan Fleming Series Trust (the "Trust") was held on December 15, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To elect five (5) Trustees. A majority of the shareholders of the Trust approved the election of each Trustee by the following votes:

                                   AFFIRMATIVE        NEGATIVE
--------------------------------------------------------------------
Cheryl Ballenger                   28,536,688           1,628
Jerry B. Lewis                     28,536,688           1,628
John R. Rettberg                   28,536,688           1,628
John F. Ruffle                     28,536,688           1,628
Kenneth Whipple, Jr.               28,536,688           1,628

To ratify and approve the selection of PricewaterhouseCoopers LLP as independent auditors of the Trust for the Trust's fiscal year ending December 31, 2004. A majority of the shareholders of the Trust ratified and approved the selection of PricewaterhouseCoopers LLP by the following votes:

                                   AFFIRMATIVE        NEGATIVE
--------------------------------------------------------------------
                                   28,535,600           2,716

For shareholders of the JPMorgan Multi-Manager Small Cap Growth Fund (the "Growth Fund"), to approve a new subadvisory agreement between J.P. Morgan Investment Management Inc., the Growth Fund's investment adviser, and Oberweis Asset Management, Inc. A majority of the shareholders of the Growth Fund approved the subadvisory agreement by the following votes:

                      FOR             AGAINST         ABSTAIN
--------------------------------------------------------------------
                   13,858,962          7,205          5,211,548

                       See notes to financial statements.

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ANNUAL REPORT

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT www.jpmorganfunds.com. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.


                        JPMorgan Funds Fulfillment Center
                               6112 W. 73rd Street
                             Bedford Park, IL 60638


      (C) J.P. Morgan Chase & Co., 2005 All Rights Reserved. February 2005

AN-MULTI-1204

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-480-4111.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE CHERYL BALLENGER, JOHN R. RETTBERG, KENNETH WHIPPLE, JR. AND JERRY B. LEWIS. EACH TRUSTEE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $131,065 in 2003 and $129,600 in 2004.

(b) AUDIT-RELATED FEES. There were no audit-related fees billed to the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee, $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved) and $8,945,000 in 2004.

(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $16,200 in 2003 and $24,900 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003 or in 2004.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, or in 2004, other than the services reported above.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor (if the engagement relates directly to the operations and financial reporting of the Registrant) and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $28.3 million in 2003 and $25.3 million in 2004.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.

          File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
          781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
          Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

          (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

          (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Fleming Series Trust
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Stephanie J. Dorsey
                          ------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date  March 9, 2005
      --------------------------------------------------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephanie J. Dorsey
                          ------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date  March 9, 2005
      --------------------------------------------------------------------------


By (Signature and Title)* /s/ George C.W. Gatch
                          ------------------------------------------------------
                              George C.W. Gatch, President

Date  March 9, 2005
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.

--------------------------------------------------------------------------------